                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09081

Morgan Stanley International Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INTERNATIONAL FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six months ended April 30, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED APRIL 30, 2005

                                                 MORGAN
                                                STANLEY            LIPPER
                                                CAPITAL     INTERNATIONAL
                                          INTERNATIONAL         LARGE-CAP
                                            (MSCI) EAFE        CORE FUNDS
CLASS A    CLASS B    CLASS C    CLASS D       INDEX(1)          INDEX(2)
  7.21%      6.91%      6.84%      7.39%          8.71%             7.95%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Overall, international markets performed well during the six months ended April 30, 2005. The MSCI EAFE Index, for example, gained 8.71 percent for the period. Market volatility was not extreme. In the United States, the Federal Open Market Committee continued to raise rates, though at a "measured" pace. Nonetheless, the period was marked by unsettling undercurrents. Many concerns pre-occupied investors, including the prospects of rising inflation, soaring oil prices, a bursting real estate bubble, and declining corporate profits. Against this backdrop, investors weighed the potential for a mid-cycle pause in economic growth versus that of a more serious global slowdown.

Conditions in developed European equity markets were mixed for the period. Although lower oil prices contributed to the strength of many markets at the end of 2004, the return of high oil prices and growing concerns over economic performance subsequently tempered the pace of European markets. Data over the six months generally pointed to weakening economic conditions in Europe as industrial production, consumer confidence and retail sales faltered significantly.

All major stock markets across the Asia Pacific region posted positive returns for the six month period. Although many investors grew cautious amid concerns about oil prices, inflation, tightening global monetary conditions and relatively weak economic data, those markets with domestic-driven economic growth and relatively low valuations performed well.

Japan continued to display signs of recovery. Abating deflation, stabilizing financials, and improving domestic demand trends counted among the positives. Additionally, banks made notable strides in dealing with their problem loans. However, the equity market did not do as well and lagged the European bourses.

PERFORMANCE ANALYSIS

Morgan Stanley International Fund underperformed the Morgan Stanley Capital International EAFE Index and the Lipper International Large-Cap Core Funds Index for the six months ended April 30, 2005, assuming no deduction of applicable sales charges.

Among those factors enhancing performance, the Fund was overweighted in energy stocks relative to the benchmark. Overweighted positions in Hong Kong and Singapore also enhanced overall returns.

In contrast, the Fund was underweighted in Switzerland and also in pharmaceutical and health care stocks relative to the benchmark index. This combination of underweightings detracted from performance. Our view was that many of these drug companies did not offer compelling valuations or fundamentals. The market, however, rewarded these stocks during the six-month period. Underweighted positions in financial stocks also slowed the Fund's relative pace.

We reduced the Fund's exposure to Europe, and re-deployed assets into Japan. Our analysis indicated that the recent strength of European markets may not be justified, given the weakening of various European economies and uncertainties surrounding unification. This long-term view of the comparative merits of Europe and Japan was out of step with the market's overall sentiment during the six-month period, however, and the shift of assets hindered performance.

The Fund also invests in the stocks of emerging markets, representing roughly five percent of the portfolio at the end of the reporting period, with an emphasis on Asia. The Fund's emerging market holdings contributed mixed results during the period. On the basis of equity performance, the Fund's overall allocation dampened returns. However, the currencies in which many of these stocks were priced appreciated versus the U.S. dollar. As a result, declines in the stock prices themselves were largely offset by strengthening currencies.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

   TOP 10 HOLDINGS

   BP PLC                                       2.5%
   HSBC Holdings PLC                            1.9
   Total S.A.                                   1.5
   Royal Dutch Petroleum Co.                    1.5
   GlaxoSmithKline PLC                          1.4
   Toyota Motor Corp.                           1.3
   Nestle S.A. (Registered Shares)              1.2
   Novartis AG (Registered Shares)              1.1
   Vodafone Group PLC                           1.0
   Shell Transport & Trading Co. PLC            0.9

   TOP FIVE COUNTRIES

   Japan                                       24.2%
   United Kingdom                              21.5
   France                                       7.7
   Switzerland                                  5.7
   Germany                                      5.6

DATA AS OF APRIL 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF INTERNATIONAL COMMON STOCKS AND OTHER EQUITY SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., USES A "TOP-DOWN" APPROACH THAT EMPHASIZES COUNTRY AND SECTOR SELECTION AND WEIGHTINGS OVER INDIVIDUAL STOCK SELECTION.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2005

                            CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+     CLASS D SHARES++
                           (SINCE 06/28/99)      (SINCE 06/28/99)      (SINCE 06/28/99)     (SINCE 06/28/99)
  SYMBOL                             INLAX                 INLBX                 INLCX                INLDX
  1 YEAR                             12.21%(3)             11.33%(3)             11.26%(3)            12.38%(3)
                                      6.32(4)               6.33(4)              10.26(4)                --
  5 YEARS                            (0.84)(3)             (1.62)(3)             (1.59)(3)            (0.65)(3)
                                     (1.91)(4)             (1.99)(4)             (1.59)(4)               --
  SINCE INCEPTION                     1.25(3)               0.47(3)               0.49(3)              1.46(3)
                                      0.32(4)               0.31(4)               0.49(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/04 - 04/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          11/01/04 -
                                                                     11/01/04          04/30/05            04/30/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (7.21% return)                                              $  1,000.00       $  1,072.10           $     6.58
Hypothetical (5% annual return before expenses)                    $  1,000.00       $  1,018.45           $     6.41

CLASS B
Actual (6.91% return)                                              $  1,000.00       $  1,069.10           $    10.41
Hypothetical (5% annual return before expenses)                    $  1,000.00       $  1,014.73           $    10.14

CLASS C
Actual (6.84% return)                                              $  1,000.00       $  1,068.40           $    10.36
Hypothetical (5% annual return before expenses)                    $  1,000.00       $  1,014.78           $    10.09

CLASS D
Actual (7.39% return)                                              $  1,000.00       $  1,073.90           $     5.30
Hypothetical (5% annual return before expenses)                    $  1,000.00       $  1,019.69           $     5.16

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.28%, 2.03%, 2.02% AND 1.03% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate for the Fund and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund, and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the mutual funds included in the Fund's expense peer group. The Board also noted that the Fund's management fee schedule did not include any breakpoints and proposed that the Adviser incorporate one or more breakpoints in the fee schedule. The Adviser agreed to implement a breakpoint in the management fee schedule on assets above $1 billion effective on May 1, 2005. The Board concluded that the Fund's management fee and total expenses were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it will include a breakpoint in the Management Agreement that becomes effective on May 1, 2005. The Board also reviewed the level of the Fund's anticipated new management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because of the new breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              COMMON STOCKS (93.8%)

              AUSTRALIA++ (3.9%)
              ALUMINUM
      72,580  Alumina Ltd.                                       $      325,759
                                                                 --------------
              BEVERAGES: ALCOHOLIC
      61,573  Foster's Group Ltd.                                       246,996
      21,483  Southcorp Ltd.                                             71,178
                                                                 --------------
                                                                        318,174
                                                                 --------------
              BEVERAGES: NON-ALCOHOLIC
      15,483  Coca-Cola Amatil Ltd.                                     100,203
                                                                 --------------
              BIOTECHNOLOGY
       2,905  CSL Ltd.                                                   72,084
                                                                 --------------
              BUILDING PRODUCTS
      60,569  CSR Ltd.                                                  113,464
                                                                 --------------
              CASINO/GAMING
      12,237  TABCORP Holdings Ltd.                                     148,685
                                                                 --------------
              CHEMICALS: MAJOR
              DIVERSIFIED
      17,919  Orica Ltd.                                                220,992
                                                                 --------------
              CONSTRUCTION MATERIALS
      37,337  Boral Ltd.                                                169,385
      29,855  James Hardie Industries NV                                130,910
      59,568  Rinker Group Ltd.                                         531,512
                                                                 --------------
                                                                        831,807
                                                                 --------------
              CONTAINERS/PACKAGING
      56,358  Amcor Ltd.                                                286,747
                                                                 --------------
              ENGINEERING & CONSTRUCTION
       7,273  Leighton Holdings Ltd.                                     56,342
                                                                 --------------
              FINANCIAL CONGLOMERATES
      40,111  AMP Ltd.                                                  211,931
       6,303  Macquarie Bank Ltd.                                       226,417
      16,632  Suncorp-Metway Ltd.                                       256,688
                                                                 --------------
                                                                        695,036
                                                                 --------------
              FOOD RETAIL
      32,398  Coles Myer Ltd.                                           217,453
      30,272  Woolworths Ltd.                                           362,853
                                                                 --------------
                                                                        580,306
                                                                 --------------
              GAS DISTRIBUTORS
      14,025  Australian Gas Light
               Co. Ltd.                                          $      157,493
     159,126  Origin Energy Ltd.                                        871,524
                                                                 --------------
                                                                      1,029,017
                                                                 --------------
              HOSPITAL/NURSING
              MANAGEMENT
      27,157  Mayne Group Ltd.                                           74,430
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
       5,618  Ansell Ltd.                                                41,088
      11,333  Wesfarmers Ltd.                                           319,487
                                                                 --------------
                                                                        360,575
                                                                 --------------
              INVESTMENT TRUSTS/
              MUTUAL FUNDS
      68,259  Macquarie Infrastructure
               Group (Stapled
               Securities)**                                            194,394
                                                                 --------------
              MAJOR BANKS
      43,611  Australia and New Zealand
               Banking Group Ltd.                                       736,888
      36,037  Commonwealth
               Bank of Australia                                      1,024,945
      46,817  National Australia Bank Ltd.                            1,068,100
      50,964  Westpac Banking Corp.                                     775,452
                                                                 --------------
                                                                      3,605,385
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
      65,106  Telstra Corp., Ltd.                                       246,230
                                                                 --------------
              MEDICAL/NURSING SERVICES
       4,137  Sonic Healthcare Ltd.                                      38,257
                                                                 --------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
      29,859  Brambles Industries Ltd.                                  183,464
                                                                 --------------
              MULTI-LINE INSURANCE
      51,260  Insurance Australia
               Group Ltd.                                               243,760
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              OIL & GAS PRODUCTION
     119,185  Santos Ltd.                                        $      862,330
      95,089  Woodside Petroleum Ltd.                                 1,746,822
                                                                 --------------
                                                                      2,609,152
                                                                 --------------
              OTHER METALS/MINERALS
     224,411  BHP Billiton Ltd.                                       2,832,070
      19,465  Rio Tinto Ltd.                                            631,317
      72,981  WMC Resources Ltd.                                        451,980
                                                                 --------------
                                                                      3,915,367
                                                                 --------------
              OTHER TRANSPORTATION
      28,101  Patrick Corp., Ltd.                                       119,433
      17,097  Transurban Group                                           99,128
                                                                 --------------
                                                                        218,561
                                                                 --------------
              PRECIOUS METALS
      20,787  Newcrest Mining Ltd.                                      240,952
                                                                 --------------
              PROPERTY - CASUALTY INSURERS
      20,533  QBE Insurance Group Ltd.                                  240,187
                                                                 --------------
              PUBLISHING: NEWSPAPERS
      30,261  John Fairfax Holdings Ltd.                                 89,959
                                                                 --------------
              PULP & PAPER
      28,851  PaperlinX Ltd.                                             63,907
                                                                 --------------
              REAL ESTATE DEVELOPMENT
      12,506  Lend Lease Corp., Ltd.                                    116,792
                                                                 --------------
              REAL ESTATE INVESTMENT
              TRUSTS
       1,272  Stockland (New) (Stapled
               Securities)** *                                            5,725
                                                                 --------------
              STEEL
      45,854  BlueScope Steel Ltd.                                      274,650
      35,544  OneSteel Ltd.                                              61,131
                                                                 --------------
                                                                        335,781
                                                                 --------------
              TOTAL AUSTRALIA                                        17,561,494
                                                                 --------------
              AUSTRIA++ (0.8%)
              BUILDING PRODUCTS
       3,760  Wienerberger AG                                           158,920
                                                                 --------------
              CONSTRUCTION MATERIALS
       1,538  RHI AG*                                            $       43,732
                                                                 --------------
              ELECTRIC UTILITIES
         876  Oesterreichische
               Elektrizitaetswirtschafts
               AG (Verbund) (A Shares)                                  218,146
                                                                 --------------
              MAJOR BANKS
       5,752  Bank Austria Creditanstalt                                530,296
      18,408  Erste Bank der
               Oesterreichischen
               Sparkassen AG                                            888,804
                                                                 --------------
                                                                      1,419,100
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
      19,214  Telekom Austria AG                                        369,043
                                                                 --------------
              OIL REFINING/MARKETING
       1,983  OMV AG                                                    609,565
                                                                 --------------
              OTHER TRANSPORTATION
       1,083  Flughafen Wien AG                                          70,150
                                                                 --------------
              REAL ESTATE DEVELOPMENT
      32,634  Immofinanz Immobilien
               Anlagen AG*                                              296,289
                                                                 --------------
              STEEL
         684  Boehler-Uddeholm AG                                        88,311
       1,460  Voestalpine AG                                             98,712
                                                                 --------------
                                                                        187,023
                                                                 --------------
              TOTAL AUSTRIA                                           3,371,968
                                                                 --------------
              BELGIUM++ (1.1%)
              CHEMICALS: SPECIALTY
       3,487  Solvay S.A.                                               396,638
                                                                 --------------
              ELECTRIC UTILITIES
       1,216  Electrabel S.A.                                           564,848
                                                                 --------------
              ELECTRONIC EQUIPMENT/
              INSTRUMENTS
       3,156  Agfa Gevaert NV                                           102,871
                                                                 --------------
              FINANCIAL CONGLOMERATES
      67,652  Fortis                                                  1,879,306
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              MAJOR BANKS
      41,052  Dexia                                              $      944,585
       5,663  KBC Group S.A.                                            447,859
                                                                 --------------
                                                                      1,392,444
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
       2,051  Belgacom S.A.                                              78,641
                                                                 --------------
              METAL FABRICATIONS
         283  Bekaert NV                                                 21,813
                                                                 --------------
              OTHER METALS/MINERALS
       1,097  Cumerio*                                                   14,800
       1,097  Umicore                                                    95,108
                                                                 --------------
                                                                        109,908
                                                                 --------------
              PHARMACEUTICALS: OTHER
       4,723  UCB S.A.                                                  229,685
                                                                 --------------
              TOTAL BELGIUM                                           4,776,154
                                                                 --------------
              BRAZIL (0.1%)
              REGIONAL BANKS
       5,300  Unibanco-Uniao de Bancos
               Brasileiros S.A. (GDR)
               (Units)+                                                 175,907
                                                                 --------------
              STEEL
       5,207  Companhia Siderurgica
               Nacional S.A.                                            113,731
                                                                 --------------
              TOBACCO
       6,000  Souza Cruz S.A.                                            69,680
                                                                 --------------
              TOTAL BRAZIL                                              359,318
                                                                 --------------
              CAYMAN ISLANDS++ (0.0%)
              MAJOR TELECOMMUNICATIONS
      88,000  Hutchison
               Telecommunications
               International Ltd.*                                       83,668
                                                                 --------------
              CHINA++ (1.0%)
              AIR FREIGHT/COURIERS
     179,000  Sinotrans Limited                                          53,010
                                                                 --------------
              AIRLINES
     118,000  China Southern Airlines
               Co., Ltd.*                                        $       39,968
                                                                 --------------
              ALUMINUM
     330,000  Aluminum Corp. of
               China Ltd.                                               179,703
                                                                 --------------
              CHEMICALS: SPECIALTY
     234,000  Sinopec Shanghai
               Petrochemical Co. Ltd.                                    86,490
                                                                 --------------
              CONTRACT DRILLING
     154,000  China Oilfield Services Ltd.                               51,605
                                                                 --------------
              ELECTRIC UTILITIES
     144,000  Huadian Power International
               Corp., Ltd.                                               44,605
     306,000  Huaneng Power
               International, Inc.                                      233,188
                                                                 --------------
                                                                        277,793
                                                                 --------------
              ELECTRICAL PRODUCTS
      15,000  BYD Company Ltd.                                           42,649
                                                                 --------------
              INTEGRATED OIL
   1,678,000  China Petroleum &
               Chemical Corp.                                           657,395
   1,758,000  PetroChina Co., Ltd.                                    1,049,582
                                                                 --------------
                                                                      1,706,977
                                                                 --------------
              LIFE/HEALTH INSURANCE
     744,000  China Life Insurance
               Co., Ltd.*                                               493,843
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
   1,388,000  China Telecom Corp. Ltd.                                  472,601
                                                                 --------------
              MARINE SHIPPING
     130,000  China Shipping Development
               Co., Ltd.                                                115,073
                                                                 --------------
              MULTI-LINE INSURANCE
     262,500  Ping An Insurance (Group)
               Co. of China Ltd.*                                       402,135
                                                                 --------------
              OTHER METALS/MINERALS
     116,000  Jiangxi Copper Co., Ltd.                                   55,892
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              OTHER TRANSPORTATION
     134,000  Beijing Capital International
               Airport Co., Ltd.                                 $       47,174
     122,000  Jiangsu Expressway
               Co., Ltd.                                                 56,221
                                                                 --------------
                                                                        103,395
                                                                 --------------
              STEEL
      90,000  Angang New Steel
               Co., Ltd.                                                 48,743
     174,000  Maanshan Iron & Steel
               Co., Ltd.*                                                60,078
                                                                 --------------
                                                                        108,821
                                                                 --------------
              TEXTILES
      34,500  Weiqiao Textile Co., Ltd.                                  45,588
                                                                 --------------
              TOTAL CHINA                                             4,235,543
                                                                 --------------
              DENMARK++ (0.6%)
              BIOTECHNOLOGY
       3,450  Novozymes A/S
               (B Shares)                                               167,603
                                                                 --------------
              ELECTRICAL PRODUCTS
       7,600  Vestas Wind Systems A/S*                                   96,059
                                                                 --------------
              MAJOR BANKS
      36,544  Danske Bank A/S                                         1,069,729
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
       1,900  TDC A/S                                                    81,095
                                                                 --------------
              MARINE SHIPPING
          55  A P Moller - Maersk A/S                                   485,625
                                                                 --------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
       1,100  ISS A/S                                                    87,940
                                                                 --------------
              PHARMACEUTICALS: MAJOR
      11,850  Novo Nordisk A/S
               (Series B)                                               597,093
                                                                 --------------
              TELECOMMUNICATION
              EQUIPMENT
      15,500  GN Store Nord A/S                                         162,024
                                                                 --------------
              TRUCKING
       1,000  DSV A/S*                                           $       76,211
                                                                 --------------
              TOTAL DENMARK                                           2,823,379
                                                                 --------------
              FINLAND++ (1.4%)
              BUILDING PRODUCTS
       1,648  Uponor Oyj                                                 32,646
                                                                 --------------
              ENGINEERING & CONSTRUCTION
       2,109  Kone Oyj (B Shares)*                                      159,893
                                                                 --------------
              FOOD RETAIL
      16,110  Kesko Oyj (B Shares)                                      388,305
                                                                 --------------
              INDUSTRIAL MACHINERY
      11,688  Metso Oyj                                                 211,536
                                                                 --------------
              INFORMATION TECHNOLOGY
              SERVICES
       8,260  TietoEnator Oyj                                           249,632
                                                                 --------------
              MULTI-LINE INSURANCE
      18,410  Sampo Oyj (A Shares)                                      256,565
                                                                 --------------
              OIL REFINING/MARKETING
      21,853  Fortum Oyj                                                330,659
                                                                 --------------
              OTHER METALS/MINERALS
      10,878  Outokumpu Oyj                                             152,632
                                                                 --------------
              PULP & PAPER
      39,857  Stora Enso Oyj (Registered
               Shares)                                                  528,445
      30,171  UPM-Kymmene Oyj                                           602,938
                                                                 --------------
                                                                      1,131,383
                                                                 --------------
              SPECIALTY STORES
       5,463  Neste Oil Oyj*                                            121,976
                                                                 --------------
              TELECOMMUNICATION
              EQUIPMENT
     182,408  Nokia Oyj                                               2,913,305
                                                                 --------------
              TRUCKS/CONSTRUCTION/FARM
              MACHINERY
       2,618  Wartsila Oyj (B Shares)                                    69,173
                                                                 --------------
              TOTAL FINLAND                                           6,017,705
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              FRANCE++ (7.7%)
              ADVERTISING/MARKETING
              SERVICES
       3,041  Publicis Groupe                                    $       86,972
                                                                 --------------
              AEROSPACE & DEFENSE
       5,234  Thales S.A.                                               212,081
         464  Zodiac S.A.                                                22,497
                                                                 --------------
                                                                        234,578
                                                                 --------------
              APPAREL/FOOTWEAR
         322  Hermes International                                       61,311
       7,935  LVMH Moet Hennessy Louis
               Vuitton S.A.                                             560,429
                                                                 --------------
                                                                        621,740
                                                                 --------------
              AUTO PARTS: O.E.M.
       4,022  Valeo S.A.                                                175,558
                                                                 --------------
              AUTOMOTIVE AFTERMARKET
       3,443  Compagnie Generale des
               Etablissements Michelin
               (B Shares)                                               208,419
                                                                 --------------
              BROADCASTING
       3,747  Societe Television
               Francaise 1*                                             106,008
                                                                 --------------
              BUILDING PRODUCTS
      13,109  Compagnie de
               Saint-Gobain                                             739,287
                                                                 --------------
              CHEMICALS: SPECIALTY
       7,077  Air Liquide S.A.                                        1,262,217
                                                                 --------------
              CONSTRUCTION MATERIALS
       3,124  Imerys S.A.                                               222,936
       9,635  Lafarge S.A.                                              875,719
                                                                 --------------
                                                                      1,098,655
                                                                 --------------
              DATA PROCESSING SERVICES
         757  Atos Origin S.A.*                                          45,526
                                                                 --------------
              DEPARTMENT STORES
       2,041  Pinault-Printemps-
               Redoute S.A.                                             200,640
                                                                 --------------
              ELECTRIC UTILITIES
      36,915  Suez S.A.                                          $    1,007,845
                                                                 --------------
              ELECTRICAL PRODUCTS
     192,675  Alstom*                                                   149,112
       9,101  Schneider Electric S.A.                                   654,873
                                                                 --------------
                                                                        803,985
                                                                 --------------
              ELECTRONICS/APPLIANCES
       7,911  Thomson                                                   195,044
                                                                 --------------
              ENGINEERING & CONSTRUCTION
      12,692  Bouygues S.A.                                             505,631
       3,000  Vinci S.A.                                                450,472
                                                                 --------------
                                                                        956,103
                                                                 --------------
              FOOD DISTRIBUTORS
       6,449  Sodexho Alliance S.A.                                     216,022
                                                                 --------------
              FOOD RETAIL
      18,709  Carrefour S.A.                                            908,705
       2,465  Casino Guichard
               Perrachon S.A.                                           182,534
                                                                 --------------
                                                                      1,091,239
                                                                 --------------
              FOOD: MAJOR DIVERSIFIED
       8,092  Groupe Danone                                             757,903
                                                                 --------------
              HOTELS/RESORTS/CRUISELINES
      12,526  Accor S.A.                                                572,179
                                                                 --------------
              INFORMATION TECHNOLOGY
              SERVICES
       6,087  Cap Gemini S.A.*                                          189,529
                                                                 --------------
              INTEGRATED OIL
      29,981  Total S.A.                                              6,649,550
                                                                 --------------
              INTERNET SOFTWARE/SERVICES
       2,289  Business Objects S.A.*                                     59,277
                                                                 --------------
              LIFE/HEALTH INSURANCE
       4,001  CNP Assurances                                            271,400
                                                                 --------------
              MAJOR BANKS
      48,423  BNP Paribas S.A.                                        3,188,894
      19,003  Societe Generale                                        1,893,451
                                                                 --------------
                                                                      5,082,345
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              MAJOR TELECOMMUNICATIONS
      42,058  France Telecom S.A.*                               $    1,230,453
                                                                 --------------
              MEDIA CONGLOMERATES
      28,604  Vivendi Universal S.A.*                                   849,310
                                                                 --------------
              MEDICAL SPECIALTIES
       1,745  Essilor International S.A.                                124,559
                                                                 --------------
              MOTOR VEHICLES
       3,921  PSA Peugeot Citroen                                       232,159
       4,036  Renault S.A.                                              337,855
                                                                 --------------
                                                                        570,014
                                                                 --------------
              MULTI-LINE INSURANCE
      80,387  Axa                                                     1,980,546
                                                                 --------------
              OILFIELD SERVICES/EQUIPMENT
         270  Technip S.A.                                               45,745
                                                                 --------------
              OTHER CONSUMER SPECIALTIES
       3,632  Societe BIC S.A.                                          196,175
                                                                 --------------
              OTHER TRANSPORTATION
       3,943  Autoroutes du Sud de
               la France                                                203,886
                                                                 --------------
              PACKAGED SOFTWARE
       2,132  Dassault Systemes S.A.                                    100,049
                                                                 --------------
              PHARMACEUTICALS: MAJOR
      41,631  Sanofi-Aventis                                          3,684,298
                                                                 --------------
              PUBLISHING: BOOKS/MAGAZINES
       4,577  Lagardere S.C.A.                                          330,808
                                                                 --------------
              REAL ESTATE DEVELOPMENT
       2,321  Gecina S.A.                                               262,339
       1,957  Klepierre                                                 188,030
       3,166  Unibail                                                   390,543
                                                                 --------------
                                                                        840,912
                                                                 --------------
              REGIONAL BANKS
      20,076  Credit Agricole S.A.                                      519,497
                                                                 --------------
              TELECOMMUNICATION
              EQUIPMENT
      48,348  Alcatel S.A.*                                             520,007
       2,685  Safran S.A.                                                55,226
                                                                 --------------
                                                                        575,233
                                                                 --------------
              WATER UTILITIES
       7,990  Veolia Environnement                               $      301,067
                                                                 --------------
              TOTAL FRANCE                                           34,184,573
                                                                 --------------
              GERMANY++ (5.5%)
              AIR FREIGHT/COURIERS
      24,860  Deutsche Post AG
               (Registered Shares)                                      581,730
                                                                 --------------
              AIRLINES
       9,924  Deutsche Lufthansa AG
               (Registered Shares)*                                     128,039
                                                                 --------------
              APPAREL/FOOTWEAR
       1,513  Adidas-Salomon AG                                         234,370
         502  Puma AG                                                   115,468
                                                                 --------------
                                                                        349,838
                                                                 --------------
              AUTO PARTS: O.E.M.
       2,689  Continental AG                                            197,988
                                                                 --------------
              CHEMICALS: MAJOR DIVERSIFIED
      28,266  BASF AG                                                 1,828,559
      35,117  Bayer AG                                                1,151,623
       3,081  Lanxess*                                                   63,638
                                                                 --------------
                                                                      3,043,820
                                                                 --------------
              CHEMICALS: SPECIALTY
       5,258  Linde AG                                                  347,968
                                                                 --------------
              CONSTRUCTION MATERIALS
       3,205  HeidelbergCement AG                                       185,444
                                                                 --------------
              DEPARTMENT STORES
         593  KarstadtQuelle AG                                           5,720
       5,916  Metro AG                                                  312,296
                                                                 --------------
                                                                        318,016
                                                                 --------------
              ELECTRIC UTILITIES
      28,538  E.ON AG                                                 2,404,016
      16,993  RWE AG                                                  1,015,288
                                                                 --------------
                                                                      3,419,304
                                                                 --------------
              ELECTRONIC COMPONENTS
       2,245  Epcos AG*                                                  25,625
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              FINANCIAL CONGLOMERATES
       8,394  Hypo Real Estate
               Holding AG*                                       $      348,375
                                                                 --------------
              HOUSEHOLD/PERSONAL CARE
       1,721  Beiersdorf AG                                             185,915
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
       4,653  MAN AG                                                    195,666
      32,788  Siemens AG (Registered
               Shares)                                                2,402,124
      16,120  ThyssenKrupp AG                                           296,462
                                                                 --------------
                                                                      2,894,252
                                                                 --------------
              INVESTMENT BANKS/BROKERS
       9,677  Deutsche Boerse AG                                        731,426
                                                                 --------------
              MAJOR BANKS
      36,991  Bayerische Hypo - und
               Vereinsbank AG*                                          875,154
      44,366  Commerzbank AG*                                           973,573
      30,657  Deutsche Bank AG
               (Registered Shares)                                    2,503,446
                                                                 --------------
                                                                      4,352,173
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
      94,181  Deutsche Telekom AG
               (Registered Shares)                                    1,759,055
                                                                 --------------
              MEDICAL DISTRIBUTORS
       1,657  Celesio AG*                                               131,223
                                                                 --------------
              MEDICAL/NURSING SERVICES
       2,949  Fresenius Medical Care AG                                 236,615
                                                                 --------------
              MOTOR VEHICLES
      18,445  DaimlerChrysler AG
               (Registered Shares)                                      723,629
       4,810  Volkswagen AG                                             200,178
                                                                 --------------
                                                                        923,807
                                                                 --------------
              MULTI-LINE INSURANCE
      13,116  Allianz AG (Registered
               Shares)                                                1,569,153
       2,189  Muenchener Rueckver AG
               (Registered Shares)                                      240,047
                                                                 --------------
                                                                      1,809,200
                                                                 --------------
              OTHER CONSUMER SERVICES
       8,432  TUI AG                                             $      203,334
                                                                 --------------
              PACKAGED SOFTWARE
       8,217  SAP AG                                                  1,291,694
                                                                 --------------
              PHARMACEUTICALS: MAJOR
       2,402  Merck KGaA                                                183,794
       7,989  Schering AG                                               527,040
                                                                 --------------
                                                                        710,834
                                                                 --------------
              PHARMACEUTICALS: OTHER
       4,101  Altana AG                                                 256,469
                                                                 --------------
              SEMICONDUCTORS
      13,778  Infineon Technologies AG*                                 114,861
                                                                 --------------
              SPECIALTY STORES
         871  Douglas Holding AG                                         29,541
                                                                 --------------
              TOTAL GERMANY                                          24,576,546
                                                                 --------------
              GREECE++ (0.3%)
              CASINO/GAMING
       9,500  Greek Organization of
               Football Prognostics S.A.                                249,482
                                                                 --------------
              CONSTRUCTION MATERIALS
       3,200  Titan Cement Co.                                          101,234
                                                                 --------------
              MAJOR BANKS
      14,881  National Bank of
               Greece S.A.                                              499,648
                                                                 --------------
              REGIONAL BANKS
       9,840  Alpha Bank A.E.*                                          316,836
       6,896  EFG Eurobank Ergasias                                     208,450
                                                                 --------------
                                                                        525,286
                                                                 --------------
              TOTAL GREECE                                            1,375,650
                                                                 --------------
              HONG KONG++ (2.1%)
              AIRLINES
      65,000  Cathay Pacific Airways Ltd.                               124,091
                                                                 --------------
              APPAREL/FOOTWEAR
      35,000  Yue Yuen Industrial
               (Holdings) Ltd.                                           99,334
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              APPAREL/FOOTWEAR RETAIL
      54,500  Esprit Holdings Ltd.                               $      408,042
                                                                 --------------
              BROADCASTING
      19,000  Television Broadcasts Ltd.                                 95,636
                                                                 --------------
              COAL
     122,000  Yanzhou Coal Mining
               Co., Ltd.                                                167,129
                                                                 --------------
              CONSTRUCTION MATERIALS
      32,000  Cheung Kong Infrastructure
               Holdings Ltd.                                            101,442
                                                                 --------------
              ELECTRIC UTILITIES
     108,800  CLP Holdings Ltd.                                         617,972
     144,000  Datang International Power
               Generation Co., Ltd.                                     111,411
      84,000  Hongkong Electric
               Holdings Ltd.                                            384,504
                                                                 --------------
                                                                      1,113,887
                                                                 --------------
              ELECTRONIC PRODUCTION
              EQUIPMENT
       3,000  ASM Pacific
               Technology Ltd.                                           12,251
                                                                 --------------
              ENGINEERING & CONSTRUCTION
      40,000  Hopewell Holdings Ltd.                                     97,486
     142,675  New World Development
               Co., Ltd.                                                153,730
                                                                 --------------
                                                                        251,216
                                                                 --------------
              FINANCIAL CONGLOMERATES
      76,000  Wharf (Holdings) Ltd. (The)                               254,430
                                                                 --------------
              GAS DISTRIBUTORS
     221,483  Hong Kong & China Gas
               Co., Ltd.                                                454,037
                                                                 --------------
              HOTELS/RESORTS/CRUISELINES
      68,642  Shangri-La Asia Ltd.                                      104,856
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
     126,900  Hutchison Whampoa Ltd.                                  1,138,296
      56,000  Swire Pacific Ltd. (Class A)                              468,830
                                                                 --------------
                                                                      1,607,126
                                                                 --------------
              INVESTMENT BANKS/BROKERS
      67,000  Hong Kong Exchanges &
               Clearing Ltd.                                     $      163,690
                                                                 --------------
              MAJOR BANKS
      84,695  Bank of East Asia,
               Ltd. (The)                                               248,891
     223,500  BOC Hong Kong
               (Holdings) Ltd.                                          424,467
      46,000  Hang Seng Bank Ltd.                                       629,890
                                                                 --------------
                                                                      1,303,248
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
     222,611  PCCW Ltd.                                                 132,080
                                                                 --------------
              MARINE SHIPPING
     213,000  China Shipping Container
               Lines Company Ltd.                                        99,467
                                                                 --------------
              MISCELLANEOUS MANUFACTURING
      96,500  Johnson Electric
               Holdings Ltd.                                             86,488
                                                                 --------------
              OIL REFINING/MARKETING
      72,000  Sinopec Zhenhai Refining &
               Chemical Co., Ltd.                                        80,469
                                                                 --------------
              OTHER TRANSPORTATION
     144,000  Zhejiang Expressway
               Co., Ltd.                                                100,344
                                                                 --------------
              PROPERTY - CASUALTY INSURERS
     346,000  PICC Property & Casualty
               Company Ltd.*                                             88,537
                                                                 --------------
              PUBLISHING: NEWSPAPERS
      24,000  SCMP Group Ltd.                                            11,333
                                                                 --------------
              RAILROADS
      84,972  MTR Corp., Ltd.                                           135,814
                                                                 --------------
              REAL ESTATE DEVELOPMENT
      90,000  Cheung Kong
               (Holdings) Ltd.                                          854,340
     115,000  Hang Lung Properties Ltd.                                 177,092
      45,000  Henderson Land
               Development Co., Ltd.                                    209,830

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
      41,443  Hysan Development
               Co., Ltd.                                         $       86,264
      32,500  Kerry Properties Ltd.                                      71,221
      64,196  Sino Land Co., Ltd.                                        60,505
      79,000  Sun Hung Kai
               Properties Ltd.                                          758,931
                                                                 --------------
                                                                      2,218,183
                                                                 --------------
              TOOLS/HARDWARE
      56,000  Techtronic Industries
               Co., Ltd.                                                124,863
                                                                 --------------
              WHOLESALE DISTRIBUTORS
     100,000  Li & Fung Ltd.                                            192,130
                                                                 --------------
              TOTAL HONG KONG                                         9,530,123
                                                                 --------------
              IRELAND++ (0.6%)
              CONSTRUCTION MATERIALS
      29,692  CRH PLC                                                   736,250
                                                                 --------------
              FINANCIAL CONGLOMERATES
       2,000  Irish Life & Permanent PLC                                 33,348
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
       1,450  DCC PLC                                                    32,329
                                                                 --------------
              MAJOR BANKS
      48,178  Allied Irish Banks PLC                                    978,072
      56,372  Bank of Ireland                                           853,103
                                                                 --------------
                                                                      1,831,175
                                                                 --------------
              PHARMACEUTICALS: OTHER
      16,100  Elan Corporation PLC*                                      87,614
                                                                 --------------
              PUBLISHING: NEWSPAPERS
      11,500  Independent News &
               Media PLC                                                 36,391
                                                                 --------------
              WHOLESALE DISTRIBUTORS
      11,350  Grafton Group
               PLC (Units)*+                                            128,864
                                                                 --------------
              TOTAL IRELAND                                           2,885,971
                                                                 --------------
              ITALY++ (2.3%)
              AEROSPACE & DEFENSE
     277,055  Finmeccanica SpA                                          257,234
                                                                 --------------
              APPAREL/FOOTWEAR
       1,582  Benetton Group SpA                                 $       14,559
                                                                 --------------
              BROADCASTING
      13,838  Mediaset SpA                                              179,887
                                                                 --------------
              COMMERCIAL PRINTING/FORMS
      74,587  Seat Pagine Gialle SpA*                                    28,878
                                                                 --------------
              CONSTRUCTION MATERIALS
       1,767  Italcementi SpA                                            28,756
                                                                 --------------
              CONSUMER SUNDRIES
       5,609  Luxottica Group SpA                                       111,769
                                                                 --------------
              ELECTRIC UTILITIES
      65,980  Enel SpA                                                  625,808
                                                                 --------------
              FINANCIAL CONGLOMERATES
       2,989  Banca Fideuram SpA                                         15,587
     118,779  Pirelli & C. SpA                                          134,843
                                                                 --------------
                                                                        150,430
                                                                 --------------
              INTEGRATED OIL
     129,271  Eni SpA                                                 3,244,743
                                                                 --------------
              INVESTMENT BANKS/BROKERS
       4,683  Mediobanca SpA                                             77,096
                                                                 --------------
              LIFE/HEALTH INSURANCE
       5,636  Alleanza Assicurazioni SpA                                 66,948
       8,121  Assicurazioni Generali SpA                                249,787
       2,246  Mediolanum SpA                                             14,595
                                                                 --------------
                                                                        331,330
                                                                 --------------
              MAJOR BANKS
     127,353  Banca Intesa SpA                                          608,929
       7,450  Banca Intesa SpA - RNC                                     32,227
       5,524  Banca Monte dei Paschi di
               Siena SpA                                                 19,384
      11,535  Banca Nazionale del
               Lavoro SpA*                                               36,343
      61,170  SanPaolo IMI SpA                                          906,008
     158,005  UniCredito Italiano SpA                                   886,044
                                                                 --------------
                                                                      2,488,935
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              MAJOR TELECOMMUNICATIONS
     344,805  Telecom Italia SpA                                 $    1,168,829
     223,462  Telecom Italia SpA - RNC                                  629,546
                                                                 --------------
                                                                      1,798,375
                                                                 --------------
              MOTOR VEHICLES
      12,845  Fiat SpA*                                                  84,746
                                                                 --------------
              MULTI-LINE INSURANCE
       2,833  Riunione Adriatica di
               Sicurta SpA                                               61,685
                                                                 --------------
              OIL & GAS PIPELINES
      11,337  Snam Rete Gas SpA                                          63,765
                                                                 --------------
              OTHER TRANSPORTATION
      15,329  Autostrade SpA                                            404,558
                                                                 --------------
              REGIONAL BANKS
       2,130  Banca Popolare di
               Milano Scarl                                              20,235
      12,764  Banco Popolare di Verona e
               Novara Scarl                                             235,145
                                                                 --------------
                                                                        255,380
                                                                 --------------
              RESTAURANTS
       7,738  Autogrill SpA*                                            108,851
                                                                 --------------
              SPECIALTY TELECOMMUNICATIONS
       3,531  Tiscali SpA*                                               10,370
                                                                 --------------
              WIRELESS TELECOMMUNICATIONS
      11,022  Telecom Italia Mobile
               SpA (T.I.M.)                                              64,315
                                                                 --------------
              TOTAL ITALY                                            10,391,470
                                                                 --------------
              JAPAN++ (24.2%)
              ADVERTISING/MARKETING
              SERVICES
       2,650  Asatsu - DK Inc.                                           82,561
                                                                 --------------
              AGRICULTURAL COMMODITIES/
              MILLING
      10,000  Nisshin Seifun Group Inc.                                 104,329
                                                                 --------------
              AIR FREIGHT/COURIERS
      56,500  Nippon Express Co., Ltd.                           $      274,276
      18,035  Yamato Transport Co., Ltd.                                238,493
                                                                 --------------
                                                                        512,769
                                                                 --------------
              AIRLINES
      59,000  Japan Airlines Corp.                                      167,609
                                                                 --------------
              APPAREL/FOOTWEAR
      11,546  Onward Kashiyama
               Co., Ltd.                                                148,369
       5,000  Wacoal Corp.                                               62,733
                                                                 --------------
                                                                        211,102
                                                                 --------------
              APPAREL/FOOTWEAR RETAIL
       5,400  Fast Retailing Co., Ltd.                                  319,633
       1,700  Shimamura Co., Ltd.                                       140,835
       2,300  World Co., Ltd.                                            76,263
                                                                 --------------
                                                                        536,731
                                                                 --------------
              AUTO PARTS: O.E.M.
      41,200  Denso Corporation                                         973,025
      15,059  NGK Spark Plug Co., Ltd.                                  157,547
       2,000  Sanden Corp.                                                9,441
       2,900  Stanley Electric Co., Ltd.                                 47,081
         800  Toyoda Gosei Co., Ltd.                                     14,607
       6,550  Toyota Industries Corp.                                   181,909
                                                                 --------------
                                                                      1,383,610
                                                                 --------------
              AUTOMOTIVE AFTERMARKET
      57,000  Bridgestone Corp.                                       1,094,293
                                                                 --------------
              BEVERAGES: ALCOHOLIC
      25,800  Asahi Breweries, Ltd.                                     328,859
      59,051  Kirin Brewery Co., Ltd.                                   575,331
      14,000  Sapporo Holdings, Ltd.                                     65,403
       9,000  Takara Holdings Inc.                                       57,748
                                                                 --------------
                                                                      1,027,341
                                                                 --------------
              BEVERAGES: NON-ALCOHOLIC
       1,100  Coca-Cola West Japan
               Co., Ltd.                                                 25,248
       1,500  ITO EN, Ltd.                                               73,615
                                                                 --------------
                                                                         98,863
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              BROADCASTING
          27  Fuji Television Network, Inc.                      $       56,886
       7,300  Tokyo Broadcasting
               System, Inc.                                             137,319
                                                                 --------------
                                                                        194,205
                                                                 --------------
              BUILDING PRODUCTS
      13,462  JS Group Corp.                                            241,996
      25,000  Nippon Sheet Glass
               Company, Ltd.                                            102,184
      30,500  Toto Ltd.                                                 259,793
                                                                 --------------
                                                                        603,973
                                                                 --------------
              CHEMICALS: AGRICULTURAL
       9,500  Nissan Chemical
               Industries, Ltd.                                          82,519
                                                                 --------------
              CHEMICALS: MAJOR DIVERSIFIED
      76,000  Asahi Kasei Corp.                                         367,038
      18,000  Ishihara Sangyo
               Kaisha, Ltd.                                              40,348
     107,500  Mitsubishi Chemical Corp.                                 341,430
                                                                 --------------
                                                                        748,816
                                                                 --------------
              CHEMICALS: SPECIALTY
      12,000  Daicel Chemical
               Industries, Ltd.                                          64,547
      45,588  Dainippon Ink &
               Chemicals, Inc.                                          123,933
      30,546  Denki Kagaku Kogyo
               Kabushiki Kaisha                                         105,455
      10,008  JSR Corp.                                                 202,040
      17,000  Kaneka Corp.                                              185,136
      23,056  Kuraray Co., Ltd.                                         213,400
      36,599  Mitsubishi Rayon Co., Ltd.                                138,185
      33,500  Mitsui Chemicals, Inc.                                    190,076
      25,097  Shin-Etsu Chemical
               Co., Ltd.                                                927,786
      16,000  Showa Denko K.K.                                           40,672
      11,000  Sumitomo Bakelite
               Co., Ltd.                                                 68,605
      84,000  Sumitomo Chemical
               Co., Ltd.                                                429,785
      33,500  Tosoh Corp.                                        $      157,348
                                                                 --------------
                                                                      2,846,968
                                                                 --------------
              COMMERCIAL PRINTING/FORMS
      28,000  Dai Nippon Printing
               Co., Ltd.                                                449,640
      28,000  Toppan Printing Co., Ltd.                                 306,071
                                                                 --------------
                                                                        755,711
                                                                 --------------
              COMPUTER PROCESSING
              HARDWARE
     111,000  Fujitsu Ltd.                                              612,186
                                                                 --------------
              CONSTRUCTION MATERIALS
      13,000  Taiheiyo Cement Corp.                                      36,415
                                                                 --------------
              CONTAINERS/PACKAGING
      12,417  Toyo Seikan Kaisha, Ltd.                                  228,643
                                                                 --------------
              DEPARTMENT STORES
      19,000  Daimaru, Inc. (The)                                       166,077
       6,000  Hankyu Department
               Stores, Inc.                                              42,505
      12,814  Isetan Co., Ltd.                                          153,767
      26,107  Marui Co., Ltd.                                           335,548
      26,716  Mitsukoshi, Ltd.                                          125,953
      25,040  Takashimaya Co., Ltd.                                     223,271
                                                                 --------------
                                                                      1,047,121
                                                                 --------------
              ELECTRIC UTILITIES
      10,700  Chubu Electric Power Co.                                  256,408
      32,300  Kansai Electric Power
               Co., Inc. (The)                                          649,378
       6,200  Kyushu Electric Power
               Co., Inc.                                                133,213
      17,600  Tohoku Electric Power
               Co., Inc.                                                339,627
      48,200  Tokyo Electric Power
               Co., Inc.                                              1,156,313
                                                                 --------------
                                                                      2,534,939
                                                                 --------------
              ELECTRICAL PRODUCTS
      14,000  Fujikura Ltd.                                              60,756
      37,500  Furukawa Electric
               Co., Ltd.*                                               165,966

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
       1,900  Mabuchi Motor Co., Ltd.                            $      114,098
      12,000  Matsushita Electric
               Works, Ltd.                                              101,071
      25,560  NGK Insulators, Ltd.                                      263,015
       2,804  Nidec Corp.                                               328,907
      37,000  Sumitomo Electric
               Industries, Ltd.                                         386,741
       1,000  Ushio Inc.                                                 19,312
                                                                 --------------
                                                                      1,439,866
                                                                 --------------
              ELECTRONIC COMPONENTS
      11,000  Alps Electric Co. Ltd.                                    172,679
      17,500  Citizen Watch Co., Ltd.                                   159,741
       2,000  Hirose Electric Co., Ltd.                                 204,104
       6,500  Hoya Corp.                                                679,384
      14,400  Murata Manufacturing
               Co., Ltd.                                                716,144
       5,000  Taiyo Yuden Co., Ltd.                                      51,825
       7,652  TDK Corp.                                                 535,590
                                                                 --------------
                                                                      2,519,467
                                                                 --------------
              ELECTRONIC EQUIPMENT/
              INSTRUMENTS
      50,904  Canon, Inc.                                             2,652,423
      24,500  Casio Computer Co., Ltd.                                  335,782
       1,947  Keyence Corp.                                             430,780
      28,030  Konica Minolta
               Holdings, Inc.                                           270,495
      10,100  Kyocera Corp.                                             738,145
     128,500  Matsushita Electric Industrial
               Co., Ltd.                                              1,881,731
     116,552  Mitsubishi Electric Corp.                                 617,415
     101,500  NEC Corp.                                                 559,694
      37,000  OKi Electric Industry
               Co., Ltd.                                                138,344
      13,504  Omron Corp.                                               294,139
      41,432  Ricoh Co., Ltd.                                           661,415
     108,000  Sanyo Electric Co. Ltd.                                   311,541
       6,200  Seiko Epson Corp.                                         215,217
     179,026  Toshiba Corp.                                             733,437
      14,000  Yokogawa Electric Corp.                                   182,604
                                                                 --------------
                                                                     10,023,162
                                                                 --------------
              ELECTRONIC PRODUCTION
              EQUIPMENT
       4,650  Advantest Corp.                                    $      327,836
      11,400  Tokyo Electron Ltd.                                       588,663
                                                                 --------------
                                                                        916,499
                                                                 --------------
              ELECTRONICS/APPLIANCE
              STORES
       7,200  Yamada Denki Co., Ltd.                                    346,049
                                                                 --------------
              ELECTRONICS/APPLIANCES
      27,000  Fuji Photo Film Co., Ltd.                                 893,651
      19,000  Nikon Corp.                                               199,871
      11,004  Pioneer Corp.                                             187,835
      53,500  Sharp Corp.                                               836,447
      45,296  Sony Corp.                                              1,669,597
                                                                 --------------
                                                                      3,787,401
                                                                 --------------
              ENGINEERING & CONSTRUCTION
      11,546  JGC Corp.                                                 118,391
      70,000  Kajima Corp.                                              266,319
      42,571  Obayashi Corp.                                            249,039
      54,000  Shimizu Corporation                                       256,490
      39,000  Taisei Corp.                                              136,870
                                                                 --------------
                                                                      1,027,109
                                                                 --------------
              FINANCE/RENTAL/LEASING
       4,300  Acom Co., Ltd.                                            276,762
       1,300  Aeon Credit Service
               Co., Ltd.                                                 85,829
       2,550  Aiful Corp.                                               190,431
       1,275  Aiful Corp. (Bonus
               Shares) (WI)*                                             92,937
       8,200  Credit Saison Co., Ltd.                                   280,476
       4,800  Orix Corp.                                                653,944
       5,300  Promise Co., Ltd.                                         343,206
       3,830  Takefuji Corp.                                            242,297
                                                                 --------------
                                                                      2,165,882
                                                                 --------------
              FINANCIAL CONGLOMERATES
         439  Mizuho Financial
               Group, Inc.                                            2,064,276
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              FOOD RETAIL
      27,603  Aeon Co., Ltd.                                     $      428,692
       4,252  FamilyMart Co., Ltd.                                      132,071
      19,507  Ito-Yokado Co., Ltd.                                      669,275
       3,703  Lawson, Inc.                                              143,677
      23,000  Seven - Eleven Japan
               Co., Ltd.                                                647,348
                                                                 --------------
                                                                      2,021,063
                                                                 --------------
              FOOD: MEAT/FISH/DAIRY
      13,000  Meiji Dairies Corp.                                        72,256
      13,000  Nippon Meat Packers, Inc.                                 164,223
       7,000  Yakult Honsha Co., Ltd.                                   138,789
                                                                 --------------
                                                                        375,268
                                                                 --------------
              FOOD: SPECIALTY/CANDY
      42,000  Ajinomoto Co., Inc.                                       504,980
         900  House Foods Corp.                                          12,853
       8,500  Kikkoman Corp.                                             81,953
      16,000  Meiji Seika Kaisha Ltd.                                    76,925
       5,150  Nissin Food Products
               Co., Ltd.                                                136,714
       7,000  Yamazaki Baking Co., Ltd.                                  62,094
                                                                 --------------
                                                                        875,519
                                                                 --------------
              GAS DISTRIBUTORS
      84,000  Osaka Gas Co., Ltd.                                       264,116
      95,000  Tokyo Gas Co., Ltd.                                       380,604
                                                                 --------------
                                                                        644,720
                                                                 --------------
              HOME BUILDING
       7,006  Daito Trust Construction
               Co., Ltd.                                                280,530
      37,000  Daiwa House Industry
               Co., Ltd.                                                415,260
      22,572  Sekisui Chemical Co., Ltd.                                163,596
      42,046  Sekisui House, Ltd.                                       444,669
                                                                 --------------
                                                                      1,304,055
                                                                 --------------
              HOUSEHOLD/PERSONAL CARE
      34,000  Kao Corp.                                                 781,365
      23,000  Shiseido Company, Ltd.                                    292,774
       2,700  Uni-Charm Corp.                                           120,691
                                                                 --------------
                                                                      1,194,830
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
     201,000  Hitachi, Ltd.                                      $    1,180,346
      58,000  Kawasaki Heavy
               Industries, Ltd.                                         112,285
                                                                 --------------
                                                                      1,292,631
                                                                 --------------
              INDUSTRIAL MACHINERY
      18,053  Amada Co., Ltd.                                           111,936
       9,400  Daikin Industries Ltd.                                    234,650
      10,650  Fanuc Ltd.                                                629,838
      63,530  Ishikawajima-Harima Heavy
               Industries Co., Ltd.*                                    104,236
     201,550  Mitsubishi Heavy
               Industries, Ltd.                                         535,782
       3,805  SMC Corporation                                           401,036
       1,800  THK Co., Ltd.                                              33,731
                                                                 --------------
                                                                      2,051,209
                                                                 --------------
              INDUSTRIAL SPECIALTIES
      70,500  Asahi Glass Company, Ltd.                                 781,193
      12,400  Nitto Denko Corp.                                         676,951
                                                                 --------------
                                                                      1,458,144
                                                                 --------------
              INFORMATION TECHNOLOGY
              SERVICES
       5,900  CSK Corp.                                                 225,796
       2,700  Itochu Techno-Science
               Corp.                                                     86,812
          40  Net One Systems Co., Ltd.                                 101,463
       1,700  Nomura Research
               Institute, Ltd.                                          161,966
         104  NTT Data Corp.                                            320,458
      15,800  Softbank Corp.                                            635,966
       3,200  TIS Inc.                                                  115,095
                                                                 --------------
                                                                      1,647,556
                                                                 --------------
              INTERNET SOFTWARE/SERVICES
         124  Yahoo Japan Corp.                                         277,939
         124  Yahoo Japan Corp. (Bonus
               Shares) (WI)*                                            277,656
                                                                 --------------
                                                                        555,595
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              INVESTMENT BANKS/BROKERS
     206,000  Daiwa Securities Group Inc.                        $    1,304,035
      71,000  Nikko Cordial Corp.                                       331,909
     122,550  Nomura Holdings, Inc.                                   1,557,287
                                                                 --------------
                                                                      3,193,231
                                                                 --------------
              MAJOR BANKS
      76,000  Bank of Yokohama
               Ltd. (The)                                               434,460
      45,000  Chiba Bank, Ltd. (The)                                    277,401
      44,000  Joyo Bank, Ltd. (The)                                     220,060
         228  Mitsubishi Tokyo Financial
               Group, Inc.                                            1,978,895
      52,123  Mitsui Trust Holdings,
               Inc.                                                     517,448
     288,000  Resona Holdings, Inc.*                                    543,863
      34,000  Shinsei Bank, Ltd.                                        184,459
      36,000  Shizuoka Bank, Ltd. (The)                                 335,371
         183  Sumitomo Mitsui Financial
               Group, Inc.                                            1,182,152
      77,081  Sumitomo Trust & Banking
               Co., Ltd. (The)                                          482,217
         228  UFJ Holdings, Inc.*                                     1,200,341
                                                                 --------------
                                                                      7,356,667
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
         414  Nippon Telegraph &
               Telephone Corp. (NTT)                                  1,732,543
                                                                 --------------
              MARINE SHIPPING
       3,000  Kamigumi Co. Ltd.                                          23,457
       5,000  Kawasaki Kisen
               Kaisha, Ltd.                                              32,630
       8,000  Mitsui O.S.K. Lines, Ltd.                                  50,530
      71,015  Nippon Yusen
               Kabushiki Kaisha                                         420,032
                                                                 --------------
                                                                        526,649
                                                                 --------------
              MEDICAL SPECIALTIES
       9,400  Olympus Corp.                                             190,520
      12,850  Terumo Corp.                                              382,324
                                                                 --------------
                                                                        572,844
                                                                 --------------
              METAL FABRICATIONS
      22,000  Minebea Co., Ltd.                                  $       87,495
     113,000  Mitsubishi Materials Corp.                                261,916
      67,604  Mitsui Mining & Smelting
               Co., Ltd.                                                290,776
      44,553  NSK Ltd.                                                  220,143
      27,551  NTN Corp.                                                 146,609
                                                                 --------------
                                                                      1,006,939
                                                                 --------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
         700  OBIC Co., Ltd.                                            126,892
       9,485  Secom Co., Ltd.                                           380,128
       2,500  USS Co. Ltd.                                              197,667
                                                                 --------------
                                                                        704,687
                                                                 --------------
              MISCELLANEOUS MANUFACTURING
      23,527  Ebara Corp.                                                94,686
       5,400  Kurita Water
                Industries Ltd.                                          84,037
       6,500  Takuma Co., Ltd.                                           52,594
                                                                 --------------
                                                                        231,317
                                                                 --------------
              MOTOR VEHICLES
      57,109  Honda Motor Co., Ltd.                                   2,749,266
     170,305  Nissan Motor Co., Ltd.                                  1,680,738
     165,555  Toyota Motor Corp.                                      6,022,897
       2,000  Yamaha Motor Co., Ltd.                                     35,106
                                                                 --------------
                                                                     10,488,007
                                                                 --------------
              MOVIES/ENTERTAINMENT
       1,200  Namco Ltd.                                                 16,076
       3,600  Oriental Land Co. Ltd.                                    226,043
       5,550  TOHO Co., Ltd.                                             87,779
                                                                 --------------
                                                                        329,898
                                                                 --------------
              OFFICE EQUIPMENT/SUPPLIES
       5,200  Kokuyo Co., Ltd.                                           67,234
                                                                 --------------
              OIL & GAS PRODUCTION
      11,000  Teikoku Oil Co., Ltd.                                      78,438
                                                                 --------------
              OIL REFINING/MARKETING
      99,000  Nippon Oil Corp.                                          696,185
      12,800  Showa Shell Sekiyu K.K.                                   128,699

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
       8,000  TonenGeneral Sekiyu K.K.                           $       85,427
                                                                 --------------
                                                                        910,311
                                                                 --------------
              OTHER CONSUMER SERVICES
       3,754  Benesse Corp.                                             121,803
                                                                 --------------
              OTHER METALS/MINERALS
      34,095  Dowa Mining Co., Ltd.                                     224,291
      21,000  Nippon Mining
               Holdings, Inc.                                           126,622
      64,500  Sumitomo Metal Mining
               Co., Ltd.                                                453,360
                                                                 --------------
                                                                        804,273
                                                                 --------------
              OTHER TRANSPORTATION
       6,000  Mitsubishi Logistics Corp.                                 62,195
                                                                 --------------
              PACKAGED SOFTWARE
       3,050  Oracle Corp.                                              133,095
       7,200  Trend Micro Inc.                                          264,450
                                                                 --------------
                                                                        397,545
                                                                 --------------
              PERSONNEL SERVICES
       2,100  Meitec Corp.                                               69,356
                                                                 --------------
              PHARMACEUTICALS: MAJOR
      24,905  Sankyo Co., Ltd.                                          518,732
      59,000  Takeda Pharmaceutical
               Co., Ltd.                                              2,872,606
                                                                 --------------
                                                                      3,391,338
                                                                 --------------
              PHARMACEUTICALS: OTHER
      28,600  Astellas Pharma Inc.                                    1,038,542
      13,806  Chugai Pharmaceutical
               Co., Ltd.                                                215,524
      16,103  Daiichi Pharmaceutical
               Co., Ltd.                                                373,418
      16,203  Eisai Co., Ltd.                                           539,435
          32  Kyowa Hakko Kogyo
               Co., Ltd                                                     237
      20,181  Shionogi & Co., Ltd.                                      280,879
       9,959  Taisho Pharmaceutical
               Co., Ltd.                                                213,257
                                                                 --------------
                                                                      2,661,292
                                                                 --------------
              PROPERTY - CASUALTY INSURERS
         106  Millea Holdings, Inc.                              $    1,443,342
     151,000  Mitsui Sumitomo Insurance
               Co., Ltd.                                              1,373,830
      55,000  Sompo Japan Insurance Inc.                                533,980
                                                                 --------------
                                                                      3,351,152
                                                                 --------------
              PULP & PAPER
          61  Nippon Paper Group, Inc.                                  262,699
      69,000  Oji Paper Co. Ltd.                                        368,157
                                                                 --------------
                                                                        630,856
                                                                 --------------
              RAILROADS
          88  Central Japan Railway Co.                                 723,910
         211  East Japan Railway Co.                                  1,098,166
      26,500  Keihin Electric Express
               Railway Co., Ltd.                                        160,687
      15,000  Keio Electric Railway
               Co., Ltd.                                                 84,797
     103,550  Kintetsu Corp.                                            321,838
      57,500  Tobu Railway Co., Ltd.                                    215,433
      64,000  Tokyu Corp.                                               309,996
          28  West Japan Railway Co.                                    103,809
                                                                 --------------
                                                                      3,018,636
                                                                 --------------
              REAL ESTATE DEVELOPMENT
      95,000  Mitsubishi Estate Co., Ltd.                             1,019,886
      82,500  Mitsui Fudosan Co., Ltd.                                  920,490
      31,500  Sumitomo Realty &
               Development Co., Ltd.                                    359,339
                                                                 --------------
                                                                      2,299,715
                                                                 --------------
              REAL ESTATE INVESTMENT
              TRUSTS
          23  Japan Real Estate
               Investments Corp.                                        189,462
          22  Nippon Building Fund Inc.                                 197,070
                                                                 --------------
                                                                        386,532
                                                                 --------------
              RECREATIONAL PRODUCTS
       6,900  Konami Corp.                                              148,174
       6,808  Nintendo Co., Ltd.                                        776,420

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
       6,450  Shimano, Inc.                                      $      213,863
       7,900  Yamaha Corp.                                              117,051
                                                                 --------------
                                                                      1,255,508
                                                                 --------------
              REGIONAL BANKS
      21,000  77 Bank, Ltd. (The)                                       142,566
      34,000  Bank of Fukuoka, Ltd. (The)                               206,165
      61,000  Hokuhoku Financial
               Group, Inc.                                              172,826
                                                                 --------------
                                                                        521,557
                                                                 --------------
              RESTAURANTS
       8,807  Skylark Co., Ltd.                                         146,294
                                                                 --------------
              SEMICONDUCTORS
       2,000  NEC Electronics Corp.                                      90,321
       6,605  Rohm Co., Ltd.                                            622,912
                                                                 --------------
                                                                        713,233
                                                                 --------------
              SPECIALTY STORES
       4,300  Shimachu Co., Ltd.                                        110,916
      10,000  UNY Co., Ltd.                                             116,144
                                                                 --------------
                                                                        227,060
                                                                 --------------
              STEEL
      30,800  JFE Holdings, Inc.                                        853,938
     159,000  Kobe Steel Ltd.                                           287,354
     410,108  Nippon Steel Corp.                                      1,039,318
     242,000  Sumitomo Metal
               Industries, Ltd.                                         428,826
                                                                 --------------
                                                                      2,609,436
                                                                 --------------
              TELECOMMUNICATION
              EQUIPMENT
       4,000  Uniden Corp.                                               80,517
                                                                 --------------
              TEXTILES
       6,571  Nisshinbo Industries, Inc.                                 51,418
      53,608  Teijin Ltd.                                               242,781
      75,000  Toray Industries, Inc.                                    334,687
                                                                 --------------
                                                                        628,886
                                                                 --------------
              TOBACCO
          59  Japan Tobacco, Inc.                                       759,194
                                                                 --------------
              TRUCKS/CONSTRUCTION/
              FARM MACHINERY
      64,500  Komatsu Ltd.                                       $      455,174
      87,000  Kubota Corp.                                              449,670
                                                                 --------------
                                                                        904,844
                                                                 --------------
              WHOLESALE DISTRIBUTORS
      74,051  Itochu Corp.                                              365,931
      73,550  Marubeni Corporation                                      239,977
      67,000  Mitsubishi Corp.                                          917,115
      30,000  Mitsui & Co., Ltd.                                        285,204
      50,000  Sumitomo Corporation                                      423,026
                                                                 --------------
                                                                      2,231,253
                                                                 --------------
              WIRELESS TELECOMMUNICATIONS
         541  NTT DoCoMo, Inc.                                          835,860
                                                                 --------------
              TOTAL JAPAN                                           107,928,105
                                                                 --------------
              LUXEMBOURG++ (0.1%)
              STEEL
      25,974  Arcelor                                                   525,447
                                                                 --------------
              MALAYSIA++ (0.8%)
              AGRICULTURAL COMMODITIES/
              MILLING
      60,000  IOI Corporation Berhad                                    144,686
      31,400  Kuala Lumpur Kepong
               Berhad                                                    53,712
                                                                 --------------
                                                                        198,398
                                                                 --------------
              BUILDING PRODUCTS
       6,600  O.Y.L. Industries Berhad                                   61,690
                                                                 --------------
              CABLE/SATELLITE TV
      87,700  Astro All Asia
               Networks PLC*                                            120,232
                                                                 --------------
              CASINO/GAMING
      63,300  Berjaya Sports Toto
               Berhad                                                    67,050
      30,400  Genting Berhad                                            147,345
      53,400  Magnum Corporation
               Berhad                                                    29,121

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
      22,100  Tanjong PLC                                        $       73,949
                                                                 --------------
                                                                        317,465
                                                                 --------------
              ELECTRIC UTILITIES
      51,000  Malakoff Berhad                                            98,761
      74,000  Tenaga Nasional Berhad                                    206,583
      74,666  YTL Corp. Berhad                                          105,437
                                                                 --------------
                                                                        410,781
                                                                 --------------
              ENGINEERING & CONSTRUCTION
      36,000  Gamuda Berhad                                              44,011
                                                                 --------------
              FINANCIAL CONGLOMERATES
     119,000  AMMB Holdings Berhad                                       78,993
                                                                 --------------
              FOOD: MAJOR DIVERSIFIED
       9,000  Nestle (Malaysia) Berhad                                   57,143
                                                                 --------------
              HOTELS/RESORTS/CRUISELINES
      39,800  Resorts World Berhad                                      100,279
                                                                 --------------
              MAJOR BANKS
     144,100  Malayan Banking Berhad                                    441,332
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
      72,000  Telekom Malaysia Berhad                                   183,238
                                                                 --------------
              MARINE SHIPPING
      46,100  Malaysian International
               Shipping Berhad                                          216,378
                                                                 --------------
              MOTOR VEHICLES
      22,000  Proton Holdings Berhad                                     45,464
                                                                 --------------
              OIL & GAS PIPELINES
      12,000  Petronas Gas Berhad                                        22,307
                                                                 --------------
              OTHER TRANSPORTATION
     139,000  Plus Expressways Berhad                                   109,514
                                                                 --------------
              REAL ESTATE DEVELOPMENT
      64,500  SP Setia Berhad                                            68,010
                                                                 --------------
              REGIONAL BANKS
     114,000  Commerce Asset-Holdings
               Berhad                                                   134,532
      60,600  Hong Leong Bank Berhad                                     81,441
      84,000  Public Bank Berhad                                        152,696
     112,000  RHB Capital Berhad                                         66,428
                                                                 --------------
                                                                        435,097
                                                                 --------------
              TOBACCO
      13,400  British American
               Tobacco Berhad                                    $      151,871
                                                                 --------------
              WHOLESALE DISTRIBUTORS
     116,700  Sime Darby Berhad                                         181,391
                                                                 --------------
              WIRELESS
              TELECOMMUNICATIONS
      61,000  Maxis Communications
               Berhad                                                   155,085
                                                                 --------------
              TOTAL MALAYSIA                                          3,398,679
                                                                 --------------
              NETHERLANDS++ (4.7%)
              AEROSPACE & DEFENSE
      12,252  European Aeronautic
               Defense and Space Co.*                                   348,549
                                                                 --------------
              AIR FREIGHT/COURIERS
      31,573  TPG NV                                                    858,237
                                                                 --------------
              BEVERAGES: ALCOHOLIC
      31,110  Heineken NV                                               987,989
                                                                 --------------
              CHEMICALS: SPECIALTY
       4,082  DSM NV                                                    274,025
                                                                 --------------
              ELECTRONIC EQUIPMENT/
              INSTRUMENTS
       4,702  Oce NV                                                     70,004
                                                                 --------------
              ELECTRONIC PRODUCTION
              EQUIPMENT
      24,266  ASML Holding NV*                                          350,526
                                                                 --------------
              FINANCIAL CONGLOMERATES
      93,722  ING Groep NV (Share
               Certificates)                                          2,568,218
                                                                 --------------
              FOOD: MAJOR DIVERSIFIED
      30,276  Unilever NV (Share
               Certificates)                                          1,949,956
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
      41,496  Koninklijke (Royal) Philips
               Electronics NV                                         1,034,463
                                                                 --------------
              INDUSTRIAL SPECIALTIES
      14,608  Akzo Nobel NV                                             599,459
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              INTEGRATED OIL
     111,681  Royal Dutch Petroleum Co.                          $    6,509,790
                                                                 --------------
              INVESTMENT BANKS/BROKERS
       5,529  Euronext NV                                               182,006
                                                                 --------------
              LIFE/HEALTH INSURANCE
      77,116  Aegon NV                                                  966,858
                                                                 --------------
              MAJOR BANKS
      87,002  ABN AMRO Holding NV                                     2,128,128
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
      65,694  Koninklijke (Royal) KPN NV                                547,995
                                                                 --------------
              PERSONNEL SERVICES
      10,370  Vedior NV                                                 159,378
                                                                 --------------
              PUBLISHING: BOOKS/
              MAGAZINES
      19,235  Reed Elsevier NV                                          276,694
       7,245  VNU NV                                                    203,799
      10,142  Wolters Kluwer NV (Share
               Certificates)                                            180,434
                                                                 --------------
                                                                        660,927
                                                                 --------------
              REAL ESTATE DEVELOPMENT
       3,292  Rodamco Europe NV                                         248,532
                                                                 --------------
              REAL ESTATE INVESTMENT TRUSTS
       4,011  Corio NV                                                  215,202
       1,634  Wereldhave NV                                             160,845
                                                                 --------------
                                                                        376,047
                                                                 --------------
              SEMICONDUCTORS
      12,758  STMicroelectronics NV                                     180,850
                                                                 --------------
              WHOLESALE DISTRIBUTORS
       3,478  Hagemeyer NV*                                               7,860
                                                                 --------------
              TOTAL NETHERLANDS                                      21,009,797
                                                                 --------------
              NEW ZEALAND++ (0.0%)
              FOREST PRODUCTS
      47,022  Carter Holt Harvey Ltd.                                    63,886
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
      23,290  Telecom Corporation of
               New Zealand Ltd.                                  $      103,174
                                                                 --------------
              TOTAL NEW ZEALAND                                         167,060
                                                                 --------------
              NORWAY++ (0.5%)
              CHEMICALS: AGRICULTURAL
      13,167  Yara International ASA*                                   175,267
                                                                 --------------
              FINANCIAL CONGLOMERATES
      14,953  DnB NOR ASA                                               142,443
                                                                 --------------
              FOOD: SPECIALTY/CANDY
      11,900  Orkla ASA                                                 397,711
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
       8,467  Norsk Hydro ASA                                           665,998
                                                                 --------------
              INTEGRATED OIL
      26,000  Statoil ASA                                               457,105
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
       8,200  Telenor ASA                                                68,387
                                                                 --------------
              MISCELLANEOUS MANUFACTURING
       6,715  Tomra Systems ASA                                          24,583
                                                                 --------------
              PULP & PAPER
       6,700  Norske Skogindustrier ASA                                 116,732
                                                                 --------------
              TELECOMMUNICATION
              EQUIPMENT
       1,300  Tandberg ASA                                               13,244
                                                                 --------------
              TOTAL NORWAY                                            2,061,470
                                                                 --------------
              PORTUGAL++ (0.2%)
              CABLE/SATELLITE TV
       1,244  PT Multimedia Servicos de
               Telecomunicacoes e
               Multimedia SGPS S.A.                                      29,456
                                                                 --------------
              ELECTRIC UTILITIES
      43,649  Energias de Portugal, S.A.                                117,986
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
      29,820  Portugal Telecom, SGPS,
               S.A. (Registered Shares)                                 327,173
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              OTHER TRANSPORTATION
      18,426  Brisa-Auto Estradas de
               Portugal, S.A.                                    $      146,989
                                                                 --------------
              REGIONAL BANKS
     102,901  Banco Comercial
               Portugues, S.A.                                          276,083
                                                                 --------------
              TOTAL PORTUGAL                                            897,687
                                                                 --------------
              SINGAPORE++ (1.7%)
              AEROSPACE & DEFENSE
     139,334  Singapore Technologies
               Engineering Ltd.                                         211,209
                                                                 --------------
              AIR FREIGHT/COURIERS
     146,000  Singapore Post Ltd.                                        76,695
                                                                 --------------
              AIRLINES
      54,000  Singapore Airlines Ltd.                                   369,512
                                                                 --------------
              COMPUTER PERIPHERALS
       6,043  Creative Technology, Ltd.                                  52,113
                                                                 --------------
              ELECTRONIC COMPONENTS
      23,696  Venture Corp., Ltd.                                       201,840
                                                                 --------------
              ELECTRONIC PRODUCTION
              EQUIPMENT
     109,000  St Assembly Test
               Services Ltd.                                             66,255
                                                                 --------------
              FINANCIAL CONGLOMERATES
      58,000  Keppel Corp., Ltd.                                        379,238
                                                                 --------------
              HOSPITAL/NURSING
              MANAGEMENT
      69,000  Parkway Holdings Ltd.                                      70,123
                                                                 --------------
              HOTELS/RESORTS/CRUISELINES
       8,962  Overseas Union
               Enterprise Ltd.                                           46,599
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
      19,000  Fraser & Neave Ltd.                                       180,086
                                                                 --------------
              INVESTMENT BANKS/BROKERS
      85,479  Singapore Exchange Ltd.                                    97,156
                                                                 --------------
              MAJOR BANKS
     116,393  DBS Group Holdings Ltd.                            $    1,017,197
     111,039  Oversea - Chinese Banking
               Corp., Ltd.                                              910,585
                                                                 --------------
                                                                      1,927,782
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
     710,633  Singapore
               Telecommunications                                     1,111,440
                                                                 --------------
              MARINE SHIPPING
      52,000  Neptune Orient Lines Ltd.                                 108,270
                                                                 --------------
              OTHER TRANSPORTATION
     189,068  ComfortDelgro Corp. Ltd.                                  201,418
                                                                 --------------
              PUBLISHING: NEWSPAPERS
     165,329  Singapore Press
               Holdings Ltd.                                            440,179
                                                                 --------------
              REAL ESTATE DEVELOPMENT
     110,000  Capitaland Ltd.                                           171,465
      62,455  City Developments Ltd.                                    263,531
      40,000  Keppel Land Ltd.                                           61,658
      17,000  Singapore Land Ltd.                                        61,383
      43,925  United Overseas
               Land, Ltd.                                                59,598
                                                                 --------------
                                                                        617,635
                                                                 --------------
              REAL ESTATE INVESTMENT
              TRUSTS
      83,000  Ascendas Real Estate
               Investment Trust                                         100,396
      71,700  Capitamall Trust                                           95,487
                                                                 --------------
                                                                        195,883
                                                                 --------------
              REGIONAL BANKS
     123,489  United Overseas Bank, Ltd.                              1,079,814
                                                                 --------------
              SEMICONDUCTORS
     110,000  Chartered Semiconductor
               Manufacturing Ltd.*                                       64,302
                                                                 --------------
              SPECIALTY STORES
      12,000  Cycle & Carriage Ltd.                                      89,654
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              TRUCKS/CONSTRUCTION/
              FARM MACHINERY
      97,353  SembCorp Industries Ltd.                           $      117,313
      62,000  SembCorp Marine Ltd.                                       74,022
                                                                 --------------
                                                                        191,335
                                                                 --------------
              TOTAL SINGAPORE                                         7,778,538
                                                                 --------------
              SPAIN++ (3.7%)
              APPAREL/FOOTWEAR RETAIL
       8,857  Industria de Diseno
               Textil, S.A.                                             262,639
                                                                 --------------
              CABLE/SATELLITE TV
       2,320  Antena 3 Television, S.A.                                  46,429
                                                                 --------------
              ELECTRIC UTILITIES
      40,068  Endesa S.A.                                               874,957
      32,852  Iberdrola S.A.                                            856,124
       8,476  Union Fenosa, S.A.                                        254,214
                                                                 --------------
                                                                      1,985,295
                                                                 --------------
              ENGINEERING & CONSTRUCTION
       1,325  Acciona S.A.                                              113,986
      11,567  ACS Actividades de
               Construccion y
               Servicios S.A.                                           281,973
       9,046  Cintra Concesiones de
               Infraestructuras de
               Transporte S.A.                                           96,812
       1,456  Fomento de Construcciones
               y Contratas S.A.                                          78,653
       2,955  Grupo Ferrovial, S.A.                                     168,375
                                                                 --------------
                                                                        739,799
                                                                 --------------
              GAS DISTRIBUTORS
      72,107  Gas Natural SDG, S.A.                                   2,055,101
                                                                 --------------
              INFORMATION TECHNOLOGY
              SERVICES
       2,821  Indra Sistemas S.A.                                        48,791
                                                                 --------------
              INTEGRATED OIL
      51,430  Repsol YPF, S.A.                                        1,306,413
                                                                 --------------
              MAJOR BANKS
     133,951  Banco Bilbao Vizcaya
               Argentaria, S.A.                                  $    2,073,769
     187,614  Banco Santander Central
               Hispano, S.A.                                          2,189,343
                                                                 --------------
                                                                      4,263,112
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
     226,335  Telefonica S.A.                                         3,846,549
                                                                 --------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
      33,396  Amadeus Global Travel
               Distribution S.A.
               (A Shares)                                               311,688
                                                                 --------------
              OTHER TRANSPORTATION
      17,721  Abertis Infraestructuras,
               S.A.                                                     389,444
                                                                 --------------
              REAL ESTATE DEVELOPMENT
       3,276  Sacyr Vallehermoso S.A.                                    55,111
                                                                 --------------
              REGIONAL BANKS
       7,436  Banco Popular
               Espanol S.A.                                             463,043
                                                                 --------------
              STEEL
      10,545  Acerinox S.A.                                             157,014
                                                                 --------------
              TOBACCO
      13,717  Altadis, S.A.                                             581,788
                                                                 --------------
              WATER UTILITIES
       9,345  Sociedad General de Aguas
               de Barcelona, S.A.                                       190,877
                                                                 --------------
              TOTAL SPAIN                                            16,703,093
                                                                 --------------
              SWEDEN++ (2.2%)
              ADVERTISING/MARKETING
              SERVICES
       4,900  Eniro AB                                                   55,710
                                                                 --------------
              APPAREL/FOOTWEAR RETAIL
      14,600  Hennes & Mauritz AB
               (B Shares)                                               503,868
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              BROADCASTING
       1,500  Modern Times Group MTG
               AB (B Shares)*                                    $       46,238
                                                                 --------------
              ELECTRONICS/APPLIANCES
       9,400  Electrolux AB (Series B)                                  190,005
                                                                 --------------
              ENGINEERING & CONSTRUCTION
      17,580  Skanska AB (B Shares)                                     211,603
                                                                 --------------
              HOUSEHOLD/PERSONAL CARE
      12,086  Svenska Cellulosa AB
               (B Shares)                                               420,742
                                                                 --------------
              INDUSTRIAL MACHINERY
         950  Alfa Laval AB                                              13,296
      15,100  Assa Abloy AB (B Shares)                                  195,453
       5,520  Atlas Copco AB (A Shares)                                 250,947
       3,669  Atlas Copco AB (B Shares)                                 152,274
       9,309  Sandvik AB                                                364,828
                                                                 --------------
                                                                        976,798
                                                                 --------------
              INFORMATION TECHNOLOGY
              SERVICES
      15,675  WM-Data AB (B Shares)                                      39,769
                                                                 --------------
              LIFE/HEALTH INSURANCE
      19,662  Skandia Forsakrings AB                                     92,433
                                                                 --------------
              MAJOR BANKS
      25,500  Skandinaviska Enskilda
               Banken AB                                                450,028
      41,500  Svenska Handelsbanken
               AB (A Shares)                                            933,321
                                                                 --------------
                                                                      1,383,349
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
       2,485  Tele2 AB (B Shares)*                                       78,728
      63,548  TeliaSonera AB                                            332,462
                                                                 --------------
                                                                        411,190
                                                                 --------------
              MEDICAL SPECIALTIES
       7,600  Getinge AB (B Shares)                                     109,047
                                                                 --------------
              METAL FABRICATIONS
       3,127  SKF AB (B Shares)*                                        131,831
                                                                 --------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
      43,200  Securitas AB (B Shares)                            $      693,906
                                                                 --------------
              PULP & PAPER
       5,550  Holmen AB (B Shares)                                      147,726
                                                                 --------------
              REGIONAL BANKS
     148,484  Nordea Bank AB                                          1,410,048
                                                                 --------------
              STEEL
       1,600  SSAB Svenskt Stal AB
               (Series A)                                                36,877
                                                                 --------------
              TELECOMMUNICATION
              EQUIPMENT
     566,552  Telefonaktiebolaget LM
               Ericsson (B Shares)                                    1,680,123
                                                                 --------------
              TOBACCO
      25,600  Swedish Match AB                                          302,113
                                                                 --------------
              TRUCKS/CONSTRUCTION/
              FARM MACHINERY
       4,600  Scania AB (B Shares)                                      178,331
       4,757  Volvo AB (A Shares)                                       185,750
       9,930  Volvo AB (B Shares)                                       402,826
                                                                 --------------
                                                                        766,907
                                                                 --------------
              TOTAL SWEDEN                                            9,610,283
                                                                 --------------
              SWITZERLAND++ (5.7%)
              BIOTECHNOLOGY
         490  Serono SA (B Shares)                                      311,990
                                                                 --------------
              BUILDING PRODUCTS
         185  Geberit AG                                                123,996
         391  Schindler Holding AG                                      142,875
                                                                 --------------
                                                                        266,871
                                                                 --------------
              CHEMICALS: AGRICULTURAL
       6,507  Syngenta AG*                                              672,270
                                                                 --------------
              CHEMICALS: SPECIALTY
       3,518  Ciba Specialty Chemicals
               AG (Registered Shares)                                   219,979
      11,799  Clariant AG (Registered
               Shares)*                                                 184,540

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
       1,910  Lonza Group AG
               (Registered Shares)                               $      114,853
                                                                 --------------
                                                                        519,372
                                                                 --------------
              COMPUTER PERIPHERALS
       1,251  Logitech International S.A.
               (Registered Shares)*                                      71,845
                                                                 --------------
              CONSTRUCTION MATERIALS
       8,985  Holcim Ltd. (Registered
               Shares)                                                  545,473
                                                                 --------------
              ELECTRONIC EQUIPMENT/
              INSTRUMENTS
         329  Kudelski S.A. - Bearer*                                    10,809
                                                                 --------------
              FINANCIAL CONGLOMERATES
      49,540  UBS AG (Registered
               Shares)                                                3,967,187
                                                                 --------------
              FOOD: MAJOR DIVERSIFIED
      19,725  Nestle S.A. (Registered
               Shares)                                                5,173,530
                                                                 --------------
              HOUSEHOLD/PERSONAL CARE
         399  Givaudan S.A. (Registered
               Shares)                                                  250,761
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
      78,670  ABB Ltd.*                                                 487,956
                                                                 --------------
              MAJOR BANKS
      35,965  Credit Suisse Group                                     1,512,116
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
         847  Swisscom AG (Registered
               Shares)                                                  291,946
                                                                 --------------
              MEDICAL SPECIALTIES
       1,220  Nobel Biocare Holding AG                                  260,637
         550  Straumann AG (Registered
               Shares)                                                  118,566
       2,590  Synthes, Inc.                                             293,355
                                                                 --------------
                                                                        672,558
                                                                 --------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
         281  SGS S.A.                                                  189,861
                                                                 --------------
              MULTI-LINE INSURANCE
       2,415  Zurich Financial Services
               AG*                                               $      407,421
                                                                 --------------
              OTHER CONSUMER SPECIALTIES
      17,123  Compagnie Financiere
               Richemont AG (Series A)
               (Units)+                                                 509,517
       1,099  Swatch Group AG
               (B Shares)                                               140,534
       2,258  Swatch Group AG
               (Registered Shares)                                       59,171
                                                                 --------------
                                                                        709,222
                                                                 --------------
              PERSONNEL SERVICES
       3,741  Adecco S.A. (Registered
               Shares)                                                  180,524
                                                                 --------------
              PHARMACEUTICALS: MAJOR
     103,068  Novartis AG (Registered
               Shares)                                                5,009,559
      31,380  Roche Holding AG                                        3,791,740
                                                                 --------------
                                                                      8,801,299
                                                                 --------------
              PROPERTY - CASUALTY INSURERS
       3,341  Swiss Re (Registered
               Shares)                                                  221,266
                                                                 --------------
              SPECIALTY STORES
          82  Valora Holding AG                                          17,850
                                                                 --------------
              TOTAL SWITZERLAND                                      25,282,127
                                                                 --------------
              THAILAND++ (1.1%)
              AGRICULTURAL COMMODITIES/
              MILLING
     561,072  Charoen Pokphand Foods
               PCL (Alien Shares)                                        61,994
                                                                 --------------
              BROADCASTING
     225,000  BEC World PCL
               (Alien Shares)                                            78,687
                                                                 --------------
              CONSTRUCTION MATERIALS
      25,100  Siam City Cement PCL
               (Alien Shares)                                           176,832
      42,694  Siam Cement PCL (The)*                                    244,892

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
      77,200  Siam Cement PCL (The )
               (Alien Shares)                                    $      466,328
                                                                 --------------
                                                                        888,052
                                                                 --------------
              ELECTRIC UTILITIES
      43,076  Electricity Generating PCL
               (Alien Shares)                                            85,729
                                                                 --------------
              ELECTRONIC COMPONENTS
      79,600  Delta Electronics PCL
               (Alien Shares)                                            35,705
      48,280  Hana Microelectronics PCL
               (Alien Shares)                                            23,859
                                                                 --------------
                                                                         59,564
                                                                 --------------
              FINANCE/RENTAL/LEASING
     160,800  National Finance PCL (Alien
               Shares)                                                   53,790
      96,500  TISCO Finance PCL (Alien
               Shares)                                                   57,603
                                                                 --------------
                                                                        111,393
                                                                 --------------
              HOME BUILDING
     438,533  Land & Houses PCL*                                         78,665
     327,808  Land & Houses PCL (Alien
               Shares)                                                   61,297
                                                                 --------------
                                                                        139,962
                                                                 --------------
              MAJOR BANKS
     142,500  Kasikornbank PCL*                                         194,095
     213,422  Kasikornbank PCL (Alien
               Shares)                                                  301,725
                                                                 --------------
                                                                        495,820
                                                                 --------------
              OIL & GAS PRODUCTION
      25,839  PTT Exploration &
               Production PCL (Alien
               Shares)                                                  227,876
                                                                 --------------
              OIL REFINING/MARKETING
     186,600  PTT PCL (Alien Shares)                                    945,768
                                                                 --------------
              REGIONAL BANKS
      88,500  Bangkok Bank PCL*                                         222,752
     170,200  Bangkok Bank PCL
               (Alien Shares)                                           462,970
     126,200  Siam Commercial Bank
               PCL (Alien Shares)                                $      151,114
                                                                 --------------
                                                                        836,836
                                                                 --------------
              STEEL
   1,060,000  Sahaviriya Steel Industries
               PCL (Alien Shares)                                        55,337
                                                                 --------------
              TELECOMMUNICATION
              EQUIPMENT
     290,100  Shin Corp. PCL (Alien
               Shares)                                                  275,691
                                                                 --------------
              WIRELESS TELECOMMUNICATIONS
     223,800  Advanced Info Service PCL
               (Alien Shares)                                           538,799
                                                                 --------------
              TOTAL THAILAND                                          4,801,508
                                                                 --------------
              UNITED KINGDOM++ (21.5%)
              ADVERTISING/MARKETING
              SERVICES
      34,438  Aegis Group PLC                                            63,344
      30,676  WPP Group PLC                                             333,693
      19,898  Yell Group PLC                                            152,622
                                                                 --------------
                                                                        549,659
                                                                 --------------
              AEROSPACE & DEFENSE
     140,514  BAE Systems PLC                                           685,789
       4,652  Cobham PLC                                                114,938
      21,756  Meggitt Holdings, PLC                                     107,057
      81,019  Rolls-Royce Group PLC*                                    367,548
   4,743,200  Rolls-Royce Group PLC
               (Class B)*                                                 9,268
                                                                 --------------
                                                                      1,284,600
                                                                 --------------
              AIR FREIGHT/COURIERS
      19,337  Exel PLC                                                  304,696
                                                                 --------------
              AIRLINES
      28,648  British Airways PLC*                                      130,679
                                                                 --------------
              AUTO PARTS: O.E.M.
      20,979  GKN PLC                                                    92,438
                                                                 --------------
              BEVERAGES: ALCOHOLIC
     166,956  Diageo PLC                                              2,470,518
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              BROADCASTING
     120,216  ITV PLC                                            $      278,180
                                                                 --------------
              CABLE/SATELLITE TV
      34,821  British Sky Broadcasting
               Group PLC                                                360,223
                                                                 --------------
              CASINO/GAMING
     106,962  Hilton Group PLC                                          558,650
      27,402  William Hill PLC                                          282,013
                                                                 --------------
                                                                        840,663
                                                                 --------------
              CATALOG/SPECIALTY
              DISTRIBUTION
      29,150  GUS PLC                                                   464,357
                                                                 --------------
              CHEMICALS: MAJOR DIVERSIFIED
      64,278  Imperial Chemical
               Industries PLC                                           310,098
      14,671  Johnson Matthey PLC                                       256,700
                                                                 --------------
                                                                        566,798
                                                                 --------------
              CHEMICALS: SPECIALTY
      28,903  BOC Group PLC                                             535,339
                                                                 --------------
              COMMERCIAL PRINTING/FORMS
      35,528  De La Rue PLC                                             250,920
                                                                 --------------
              CONSTRUCTION MATERIALS
      24,228  BPB PLC                                                   210,834
      40,001  Hanson PLC                                                369,264
                                                                 --------------
                                                                        580,098
                                                                 --------------
              CONTAINERS/PACKAGING
      26,861  Rexam PLC                                                 236,057
                                                                 --------------
              DEPARTMENT STORES
      51,013  Marks & Spencer
               Group PLC                                                329,146
       8,016  Next PLC                                                  227,018
                                                                 --------------
                                                                        556,164
                                                                 --------------
              DRUGSTORE CHAINS
      30,080  Boots Group PLC                                           345,610
                                                                 --------------
              ELECTRIC UTILITIES
     173,055  National Grid Transco PLC                               1,702,059
      41,522  Scottish & Southern
               Energy PLC                                        $      744,795
      97,765  Scottish Power PLC                                        790,688
                                                                 --------------
                                                                      3,237,542
                                                                 --------------
              ELECTRONIC EQUIPMENT/
              INSTRUMENTS
      59,525  Invensys PLC*                                              14,615
                                                                 --------------
              ELECTRONICS/APPLIANCE STORES
      58,907  Dixons Group PLC                                          160,351
       7,934  Kesa Electricals PLC                                       40,276
                                                                 --------------
                                                                        200,627
                                                                 --------------
              ENGINEERING & CONSTRUCTION
      10,546  AMEC PLC                                                   65,217
      22,775  Balfour Beatty PLC                                        132,700
                                                                 --------------
                                                                        197,917
                                                                 --------------
              FINANCIAL CONGLOMERATES
     226,968  Lloyds TSB Group PLC                                    1,948,241
                                                                 --------------
              FINANCIAL PUBLISHING/SERVICES
      46,445  Reuters Group PLC                                         341,862
                                                                 --------------
              FOOD RETAIL
      53,416  Sainsbury (J) PLC                                         288,268
     303,225  Tesco PLC                                               1,788,674
                                                                 --------------
                                                                      2,076,942
                                                                 --------------
              FOOD: MAJOR DIVERSIFIED
     147,629  Unilever PLC                                            1,404,476
                                                                 --------------
              FOOD: SPECIALTY/CANDY
     100,114  Cadbury Schweppes PLC                                   1,006,185
      35,138  Tate & Lyle PLC                                           312,013
                                                                 --------------
                                                                      1,318,198
                                                                 --------------
              GAS DISTRIBUTORS
     102,369  Centrica PLC                                              434,051
                                                                 --------------
              HOME BUILDING
       7,671  Barratt Developments PLC                                   87,249
       3,439  Bellway PLC                                                50,249
       3,603  Berkeley Group Holdings
               PLC (The)                                                 53,024
       8,634  Persimmon PLC                                             111,702

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
      18,763  Taylor Woodrow PLC                                 $      102,844
      12,544  Wimpey (George), PLC                                       93,642
                                                                 --------------
                                                                        498,710
                                                                 --------------
              HOME IMPROVEMENT CHAINS
      35,611  Kingfisher PLC                                            167,763
                                                                 --------------
              HOTELS/RESORTS/CRUISELINES
      11,492  Carnival PLC                                              592,964
      42,644  InterContinental Hotels
               Group PLC                                                506,468
                                                                 --------------
                                                                     1,099,432
                                                                 --------------
              HOUSEHOLD/PERSONAL CARE
      51,252  Reckitt Benckiser PLC                                   1,663,281
                                                                 --------------
              INDUSTRIAL CONGLOMERATES
      23,810  Smiths Group PLC                                          390,216
      40,460  Tomkins PLC                                               190,156
                                                                 --------------
                                                                        580,372
                                                                 --------------
              INDUSTRIAL MACHINERY
       8,278  Fki PLC                                                    14,739
                                                                 --------------
              INDUSTRIAL SPECIALTIES
      76,673  Pilkington PLC                                            158,571
                                                                 --------------
              INFORMATION TECHNOLOGY
              SERVICES
      38,188  LogicaCMG PLC                                             119,742
      25,500  Misys PLC                                                  99,087
                                                                 --------------
                                                                        218,829
                                                                 --------------
              INTEGRATED OIL
     170,276  BG Group PLC                                            1,315,593
   1,090,238  BP PLC                                                 11,100,141
     462,609  Shell Transport & Trading
               Co. PLC                                                4,140,904
                                                                 --------------
                                                                     16,556,638
                                                                 --------------
              LIFE/HEALTH INSURANCE
      78,742  Friends Provident PLC                                     241,889
      68,087  Prudential PLC                                            613,718
                                                                 --------------
                                                                        855,607
                                                                 --------------
              MAJOR BANKS
     265,515  Barclays PLC                                            2,733,422
     132,897  HBOS PLC                                           $    1,963,144
     533,902  HSBC Holdings PLC                                       8,530,274
     118,318  Royal Bank of Scotland
               Group PLC                                              3,568,111
                                                                 --------------
                                                                     16,794,951
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
     269,141  BT Group PLC                                            1,027,957
      60,818  Cable & Wireless PLC                                      139,387
                                                                 --------------
                                                                      1,167,344
                                                                 --------------
              MARINE SHIPPING
      14,210  Associated British Ports
               Holdings PLC                                             125,202
      43,671  Peninsular & Oriental
               Steam Navigation
               Co. (The)                                                224,034
                                                                 --------------
                                                                        349,236
                                                                 --------------
              MEDICAL SPECIALTIES
      29,884  Smith & Nephew PLC                                        307,508
                                                                 --------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
      24,128  BBA Group PLC                                             128,020
      64,147  Brambles Industries PLC                                   357,691
       5,488  Davis Service Group
               PLC (The)                                                 45,044
      29,284  Group 4 Securicor PLC*                                     73,616
     170,364  Hays PLC                                                  425,052
     193,028  Rentokil Initial PLC                                      578,967
      48,638  Serco Group PLC                                           221,974
                                                                 --------------
                                                                      1,830,364
                                                                 --------------
              MISCELLANEOUS MANUFACTURING
      18,159  IMI PLC                                                   138,194
                                                                 --------------
              MOTOR VEHICLES
       2,453  TI Automotive Ltd.*                                             0
                                                                 --------------
              MOVIES/ENTERTAINMENT
      25,828  EMI Group PLC                                             117,475
      39,247  Rank Group PLC                                            194,670
                                                                 --------------
                                                                        312,145
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              MULTI-LINE INSURANCE
     102,866  Aviva PLC                                          $    1,160,506
     251,633  Legal & General
               Group PLC                                                502,726
     104,161  Royal & Sun Alliance
               Insurance Group PLC                                      150,618
                                                                 --------------
                                                                      1,813,850
                                                                 --------------
              OTHER METALS/MINERALS
      77,328  Anglo American PLC                                      1,722,480
     134,385  BHP Billiton PLC                                        1,637,148
      58,309  Rio Tinto PLC                                           1,757,673
                                                                 --------------
                                                                      5,117,301
                                                                 --------------
              OTHER TRANSPORTATION
       7,128  Arriva PLC                                                 68,915
      54,380  BAA PLC                                                   602,197
      18,131  FirstGroup PLC                                            110,379
      27,544  Stagecoach Group PLC                                       54,433
                                                                 --------------
                                                                        835,924
                                                                 --------------
              PACKAGED SOFTWARE
      57,936  Sage Group (The) PLC                                      216,802
                                                                 --------------
              PERSONNEL SERVICES
      70,900  Capita Group PLC                                          509,856
                                                                 --------------
              PHARMACEUTICALS: MAJOR
      72,697  AstraZeneca PLC                                         3,186,098
     255,712  GlaxoSmithKline PLC                                     6,433,342
                                                                 --------------
                                                                      9,619,440
                                                                 --------------
              PUBLISHING: BOOKS/
              MAGAZINES
       8,195  EMAP PLC                                                  124,655
      25,056  Pearson PLC                                               304,434
      39,546  Reed Elsevier PLC                                         386,567
                                                                 --------------
                                                                        815,656
                                                                 --------------
              PUBLISHING: NEWSPAPERS
       9,804  Daily Mail and General
               Trust                                                    125,009
      10,787  United Business Media PLC                                 102,276
                                                                 --------------
                                                                        227,285
                                                                 --------------
              PULP & PAPER
      20,993  Bunzl PLC                                          $      204,772
                                                                 --------------
              RAILROADS
       6,822  National Express
               Group PLC                                                109,703
                                                                 --------------
              REAL ESTATE DEVELOPMENT
      36,732  British Land Company PLC                                  574,730
      20,142  Hammerson PLC                                             327,835
      32,872  Land Securities Group PLC                                 836,552
      17,759  Liberty International PLC                                 320,366
      28,465  Slough Estates PLC                                        261,087
                                                                 --------------
                                                                      2,320,570
                                                                 --------------
              RESTAURANTS
     138,618  Compass Group PLC                                         619,864
      23,616  Enterprise Inns PLC                                       328,705
      35,301  Mitchells & Butlers PLC                                   201,981
      16,896  Punch Taverns PLC                                         204,181
      20,109  Whitbread PLC                                             326,797
                                                                 --------------
                                                                      1,681,528
                                                                 --------------
              SEMICONDUCTORS
      45,515  ARM Holdings PLC                                           83,664
                                                                 --------------
              SPECIALTY STORES
       9,191  MFI Furniture Group PLC                                    17,854
      47,369  Signet Group PLC                                           91,668
                                                                 --------------
                                                                        109,522
                                                                 --------------
              STEEL
     201,843  Corus Group PLC*                                          168,237
                                                                 --------------
              TOBACCO
      72,440  British American
               Tobacco PLC                                            1,355,204
      30,600  Imperial Tobacco
               Group PLC                                                875,088
                                                                 --------------
                                                                      2,230,292
                                                                 --------------
              WATER UTILITIES
      28,442  Kelda Group PLC                                           343,177
      24,794  Severn Trent PLC                                          459,430
                                                                 --------------
                                                                        802,607
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              WHOLESALE DISTRIBUTORS
      24,166  Electrocomponents PLC                              $      106,226
      25,263  Wolseley PLC                                              507,855
                                                                 --------------
                                                                        614,081
                                                                 --------------
              WIRELESS TELECOMMUNICATIONS
   1,792,156  Vodafone Group PLC                                      4,675,616
                                                                 --------------
              TOTAL UNITED KINGDOM                                   95,891,860
                                                                 --------------
              TOTAL COMMON STOCKS
               (COST $354,880,642)                                  418,229,216
                                                                 --------------
              PREFERRED STOCKS (1.2%)

              BRAZIL (1.1%)
              AEROSPACE & DEFENSE
      22,844  Empresa Brasileira de
               Aeronautica S.A.                                         163,607
                                                                 --------------
              BEVERAGES: ALCOHOLIC
   1,123,375  Companhia de Bebidas das
               Americas                                                 307,553
                                                                 --------------
              CONTAINERS/PACKAGING
      41,000  Klabin SA                                                  62,135
                                                                 --------------
              ELECTRIC UTILITIES
   7,544,007  Centrais Electricas
               Brasileiras S.A. (Class B)                                98,656
   6,648,000  Companhia Energetica de
               Minas Gerais                                             186,478
                                                                 --------------
                                                                        285,134
                                                                 --------------
              FOOD RETAIL
       1,000  Companhia Brasileira de
               Distribuicao Grupo Pao de
               Acucar (Sponsored ADR)                                    20,100
                                                                 --------------
              FOOD: MEAT/FISH/DAIRY
      33,000  Sadia S.A.                                                 52,753
                                                                 --------------
              INTEGRATED OIL
      37,000  Petroleo Brasileiro S.A.                                1,360,095
                                                                 --------------
              MAJOR TELECOMMUNICATIONS
  15,878,000  Brasil Telecom
               Participacoes S.A.                                       102,722
                                                                 --------------
              OTHER METALS/MINERALS
      37,552  Companhia Vale do Rio
               Doce (Class A)                                    $      879,643
                                                                 --------------
              PULP & PAPER
      29,976  Aracruz Celulose S.A.
               (B Shares)                                                92,517
       5,535  Votorantim Celulose e
               Papel S.A.                                                60,776
                                                                 --------------
                                                                        153,293
                                                                 --------------
              REGIONAL BANKS
      12,000  Banco Bradesco S.A.                                       369,271
       2,867  Banco Itau Holding
               Financeira SA                                            492,345
                                                                 --------------
                                                                        861,616
                                                                 --------------
              SPECIALTY
              TELECOMMUNICATIONS
   8,278,844  Embratel
               Participacoes S.A.*                                       13,660
      19,113  Tele Norte Leste
               Participacoes S.A.                                       282,091
                                                                 --------------
                                                                        295,751
                                                                 --------------
              STEEL
     111,000  Caemi Mineracao e
               Metalurgia S.A.                                           85,646
     971,000  Companhia Siderurgica de
               Tubarao                                                   48,219
      15,000  Gerdau S.A.                                               147,492
       7,000  Usinas Siderurgicas de Minas
               Gerais S.A. (Class A)                                    140,679
                                                                 --------------
                                                                        422,036
                                                                 --------------
              WIRELESS TELECOMMUNICATIONS
  16,270,680  Tele Centro Oeste Celular
               Participacoes S.A.                                        57,235
  28,556,000  Telesp Celular
               Participacoes S.A.*                                       60,903
                                                                 --------------
                                                                        118,138
                                                                 --------------
              TOTAL BRAZIL                                            5,084,576
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
              GERMANY++(0.1%)
              BROADCASTING
       1,963  ProSiebenSat.1 Media AG                            $       33,698
                                                                 --------------
              HOUSEHOLD/PERSONAL CARE
       1,974  Henkel KGaA - Vorzug                                      170,301
                                                                 --------------
              MOTOR VEHICLES
         150  Porsche AG                                                 97,028
       2,455  Volkswagen AG                                              77,238
                                                                 --------------
                                                                        174,266
                                                                 --------------
              TOTAL GERMANY                                             378,265
                                                                 --------------
              TOTAL PREFERRED STOCKS
               (COST $3,992,359)                                      5,462,841
                                                                 --------------
              CONVERTIBLE PREFERRED
              STOCKS (0.0%)
      59,939  Siam Commercial Bank
               PCL (Alien Shares)
               (COST $62,143)                                            71,392
                                                                 --------------
              RIGHTS (0.0%)

              AUSTRIA (0.0%)
              REAL ESTATE DEVELOPMENT
      32,634  Immofinanz Immobilien
               Anlagan AG*                                                2,237
                                                                 --------------
              BRAZIL (0.0%)
              SPECIALTY
              TELECOMMUNICATIONS
         197  Tele Norte Leste
               Participacoes S.A.*                                          140
                                                                 --------------
              SWEDEN (0.0%)
              STEEL
       1,600  SSAB Svenskt Stal*                                              0
                                                                 --------------
              TOTAL RIGHTS
               (COST $0)                                                  2,377
                                                                 --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                          VALUE
-------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (3.1%)
              REPURCHASE AGREEMENT
$     13,852  Joint repurchase agreement
               account 2.95% due
               05/02/05 (dated
               04/29/05; proceeds
               $13,855,405) (a)
               (COST $13,852,000)                                $   13,852,000
                                                                 --------------
TOTAL INVESTMENTS
 (COST $372,787,144) (b) (c)                    98.1%               437,617,826
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                     1.9                  8,663,603
                                               -----             --------------
NET ASSETS                                     100.0%            $  446,281,429
                                               =====             ==============

----------
ADR  AMERICAN DEPOSITARY RECEIPT.
GDR  GLOBAL DEPOSITARY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
** COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TRADED AS A SINGLE STAPLED SECURITY.
WI   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
 + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
++ SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $418,312,356 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
(b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $110,011,669, IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS, OPEN FUTURES CONTRACTS AND SECURITIES PURCHASED ON A WHEN-ISSUED BASIS.
(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $81,487,236, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $16,656,554 RESULTING IN NET UNREALIZED APPRECIATION OF $64,830,682.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT APRIL 30, 2005:

                                                                     UNREALIZED
NUMBER OF                DESCRIPTION, DELIVERY   UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT     MONTH, AND YEAR       AMOUNT AT VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------
    30        Short      EURX CAC40 10
                         EURO Future
                         June/2005               $    (1,481,008)  $       43,092
    21        Long       EURX DAX
                         Index Future
                         June/2005                     2,841,252          (85,515)
    43        Short      EURX STOXX
                         50 Future
                         June/2005                    (1,608,191)          70,662
    90        Long       HANG SENG
                         Index Future
                         May/2005                      7,927,150           53,511
    73        Long       TOPIX
                         Index Future
                         June/2005                     7,811,243         (450,553)
   190        Long       MSCI Taiwan
                         Index Future
                         May/2005                      4,569,500           19,000
                                                                   --------------
         Net unrealized depreciation                               $     (349,803)
                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2005:

                                                                    UNREALIZED
  CONTRACTS                IN EXCHANGE              DELIVERY       APPRECIATION
  TO DELIVER                   FOR                    DATE        (DEPRECIATION)
--------------------------------------------------------------------------------
$    4,469,618           TWD 139,832,000            5/23/2005     $       10,971
EUR    546,000           $       734,763            6/16/2005             31,613
$    7,295,667           EUR   5,444,650            6/16/2005           (283,939)
EUR 45,085,543           $    60,455,204            6/16/2005          2,393,141
$   21,346,859           EUR  15,913,509            6/16/2005           (853,123)
$   13,546,917           EUR  10,091,414            6/16/2005           (550,991)
EUR  7,170,664           $     9,615,287            6/16/2005            380,762
EUR  1,192,790           $     1,599,824            6/16/2005             63,725
$   14,644,538           EUR  10,916,133            6/16/2005           (586,524)
$   16,729,542           EUR  12,479,704            6/16/2005           (657,930)
EUR    300,000           $       396,957            6/16/2005             10,611
EUR    770,175           $       995,459            6/16/2005              3,612
$    5,705,657           JPY 592,310,000            6/16/2005            (38,053)
$    3,351,624           JPY 348,552,135            6/16/2005            (16,452)
JPY 67,370,000           $       638,397            6/16/2005             (6,243)
                                                                  --------------
         Net unrealized depreciation                              $      (98,820)
                                                                  ==============

CURRENCY ABBREVIATIONS:

GBP    British Pound.
DKK    Danish Krone.
EUR    Euro.
JPY    Japanese Yen.
TWD    New Taiwan Dollar.
SEK    Swedish Krona.
CHF    Swiss Franc.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

SUMMARY OF INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

                                                                      PERCENT OF
INDUSTRY                                                   VALUE      NET ASSETS
--------------------------------------------------------------------------------
Major Banks                                           $   59,347,439     13.3%
Integrated Oil                                            37,791,311      8.5
Pharmaceuticals: Major                                    26,804,302      6.0
Major Telecommunications                                  16,144,942      3.6
Electric Utilities                                        15,885,037      3.6
Financial Conglomerates                                   14,509,521      3.3
Repurchased Agreement                                     13,852,000      3.1
Motor Vehicles                                            12,286,304      2.8
Other Metals/Minerals                                     11,035,016      2.5
Electronic Equipment/Instruments                          10,221,461      2.3
Food: Major Diversified                                    9,343,008      2.1
Industrial Conglomerates                                   9,135,788      2.1
Real Estate Development                                    9,083,986      2.0
Regional Banks                                             7,431,556      1.7
Multi-Line Insurance                                       6,975,162      1.6
Wireless Telecommunications                                6,387,813      1.4
Chemicals: Specialty                                       6,269,017      1.4
Food Retail                                                6,177,955      1.4
Telecommunication Equipment                                5,700,137      1.3
Construction Materials                                     5,177,358      1.2
Beverages: Alcoholic                                       5,111,575      1.2
Steel                                                      4,719,740      1.1
Gas Distributors                                           4,616,926      1.0
Chemicals: Major Diversified                               4,580,426      1.0
Investment Banks/Brokers                                   4,444,605      1.0
Electronics/Appliances                                     4,172,450      0.9
Tobacco                                                    4,094,938      0.9
Miscellaneous Commercial Services                          4,001,910      0.9
Property - Casualty Insurers                               3,901,142      0.9
Household/Personal Care                                    3,885,830      0.9
Engineering & Construction                                 3,643,993      0.8
Wholesale Distributors                                     3,355,579      0.8
Railroads                                                  3,264,153      0.7
Industrial Machinery                                       3,254,282      0.7
Pharmaceuticals: Other                                     3,235,060      0.7
Life/Health Insurance                                      3,011,471      0.7
Oil & Gas Production                                       2,915,466      0.7
Oil Refining/Marketing                                $    2,876,772      0.6%
Other Transportation                                       2,846,378      0.6
Electronic Components                                      2,806,496      0.6
Food: Specialty/Candy                                      2,591,428      0.6
Aerospace & Defense                                        2,499,777      0.6
Pulp & Paper                                               2,448,669      0.6
Information Technology Services                            2,394,106      0.5
Air Freight/Couriers                                       2,387,137      0.5
Electrical Products                                        2,382,559      0.5
Finance/Rental/Leasing                                     2,277,275      0.5
Industrial Specialties                                     2,216,174      0.5
Department Stores                                          2,121,941      0.5
Packaged Software                                          2,006,090      0.5
Building Products                                          1,976,851      0.4
Home Building                                              1,942,727      0.4
Restaurants                                                1,936,673      0.4
Trucks/Construction/Farm Machinery                         1,932,259      0.4
Hotels/Resorts/Cruiselines                                 1,923,345      0.4
Marine Shipping                                            1,900,698      0.4
Auto Parts: O.E.M.                                         1,849,594      0.4
Publishing: Books/Magazines                                1,807,391      0.4
Medical Specialties                                        1,786,516      0.4
Apparel/Footwear Retail                                    1,711,280      0.4
Casino/Gaming                                              1,556,295      0.4
Electronic Production Equipment                            1,345,531      0.3
Automotive Aftermarket                                     1,302,712      0.3
Apparel/Footwear                                           1,296,573      0.3
Water Utilities                                            1,294,551      0.3
Recreational Products                                      1,255,508      0.3
Metal Fabrications                                         1,160,583      0.3
Semiconductors                                             1,156,910      0.3
Commercial Printing/Forms                                  1,035,509      0.2
Broadcasting                                               1,012,539      0.2
Real Estate Investment Trusts                                964,187      0.2
Airlines                                                     959,898      0.2
Chemicals: Agricultural                                      930,056      0.2

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      PERCENT OF
INDUSTRY                                                   VALUE      NET ASSETS
--------------------------------------------------------------------------------
Personnel Services                                    $      919,114      0.2%
Other Consumer Specialties                                   905,397      0.2
Media Conglomerates                                          849,310      0.2
Containers/Packaging                                         813,582      0.2
Publishing: Newspapers                                       805,147      0.2
Advertising/Marketing Services                               774,902      0.2
Textiles                                                     674,474      0.2
Movies/Entertainment                                         642,043      0.1
Internet Software/Services                                   614,872      0.1
Computer Processing Hardware                                 612,186      0.1
Specialty Stores                                             595,603      0.1
Cable/Satellite TV                                           556,340      0.1
Biotechnology                                                551,677      0.1
Electronics/Appliance Stores                                 546,676      0.1
Aluminum                                                     505,462      0.1
Miscellaneous Manufacturing                                  480,582      0.1
Catalog/Specialty Distribution                               464,357      0.1
Food: Meat/Fish/Dairy                                        428,021      0.1
Agricultural Commodities/Milling                             364,721      0.1
Drugstore Chains                                             345,610      0.1
Financial Publishing/Services                                341,862      0.1
Other Consumer Services                                      325,137      0.1
Specialty Telecommunications                                 306,261      0.1
Medical/Nursing Services                                     274,872      0.1
Precious Metals                                              240,952      0.1
Food Distributors                                            216,022      0.1
Beverages: Non-Alcoholic                                     199,066      0.1
Investment Trusts/Mutual Funds                               194,394      0.0
Home Improvement Chains                                      167,763      0.0
Coal                                                         167,129      0.0
Hospital/Nursing Management                                  144,553      0.0
Medical Distributors                                  $      131,223      0.0%
Tools/Hardware                                               124,863      0.0
Computer Peripherals                                         123,958      0.0
Consumer Sundries                                            111,769      0.0
Oil & Gas Pipelines                                           86,072      0.0
Trucking                                                      76,211      0.0
Office Equipment/Supplies                                     67,234      0.0
Forest Products                                               63,886      0.0
Contract Drilling                                             51,605      0.0
Oilfield Services/Equipment                                   45,745      0.0
Data Processing Services                                      45,526      0.0
                                                      --------------  -------
                                                      $  437,617,826*    98.1%
                                                      ==============  =======

----------
* DOES NOT INCLUDE OPEN LONG AND SHORT FUTURES CONTRACTS WITH UNDERLYING FACE AMOUNTS OF $23,149,145 AND $3,089,199, RESPECTIVELY, AND NET UNREALIZED DEPRECIATION OF $463,557 AND UNREALIZED APPRECIATION OF $113,754, RESPECTIVELY. ALSO OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED DEPRECIATION OF $98,820.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $372,787,144)                                                          $   437,617,826
Cash (including $2,334,612 in foreign currency at value with cost of $2,337,080 and $5,075,282 in segregation)         7,410,237
Unrealized appreciation on open forward foreign currency contracts                                                     2,894,435
Receivable for:
  Investments sold                                                                                                     2,425,629
  Dividends                                                                                                            1,852,204
  Foreign withholding taxes reclaimed                                                                                    411,826
  Shares of beneficial interest sold                                                                                     335,252
Prepaid expenses and other assets                                                                                        123,247
                                                                                                                 ---------------
    TOTAL ASSETS                                                                                                     453,070,656
                                                                                                                 ---------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                                                     2,993,255
Payable for:
  Investments purchased                                                                                                1,977,991
  Shares of beneficial interest redeemed                                                                                 435,072
  Variation margin                                                                                                       429,748
  Compensated forward foreign currency contracts                                                                         307,420
  Investment advisory fee                                                                                                243,297
  Distribution fee                                                                                                       195,816
  Administration fee                                                                                                      29,944
Accrued expenses and other payables                                                                                      176,684
                                                                                                                 ---------------
    TOTAL LIABILITIES                                                                                                  6,789,227
                                                                                                                 ---------------
    NET ASSETS                                                                                                   $   446,281,429
                                                                                                                 ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                                                  $   549,181,612
Net unrealized appreciation                                                                                           64,388,426
Accumulated undistributed net investment income                                                                          467,801
Accumulated net realized loss                                                                                       (167,756,410)
                                                                                                                 ---------------
    NET ASSETS                                                                                                   $   446,281,429
                                                                                                                 ===============
CLASS A SHARES:
Net Assets                                                                                                       $   107,301,329
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                                             11,005,103
    NET ASSET VALUE PER SHARE                                                                                    $          9.75
                                                                                                                 ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                                              $         10.29
                                                                                                                 ===============
CLASS B SHARES:
Net Assets                                                                                                       $   173,881,950
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                                             18,023,474
    NET ASSET VALUE PER SHARE                                                                                    $          9.65
                                                                                                                 ===============
CLASS C SHARES:
Net Assets                                                                                                       $    23,374,556
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                                              2,424,431
    NET ASSET VALUE PER SHARE                                                                                    $          9.64
                                                                                                                 ===============
CLASS D SHARES:
Net Assets                                                                                                       $   141,723,594
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                                             14,469,777
    NET ASSET VALUE PER SHARE                                                                                    $          9.79
                                                                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $512,397 foreign withholding tax)                                                              $     5,753,437
Interest                                                                                                                 297,348
                                                                                                                 ---------------
    TOTAL INCOME                                                                                                       6,050,785
                                                                                                                 ---------------
EXPENSES
Investment advisory fee                                                                                                1,509,011
Distribution fee (Class A shares)                                                                                        113,034
Distribution fee (Class B shares)                                                                                        997,638
Distribution fee (Class C shares)                                                                                        123,746
Transfer agent fees and expenses                                                                                         405,574
Administration fee                                                                                                       185,724
Custodian fees                                                                                                           102,535
Shareholder reports and notices                                                                                           74,446
Professional fees                                                                                                         31,785
Registration fees                                                                                                         28,114
Trustees' fees and expenses                                                                                                2,920
Other                                                                                                                     55,250
                                                                                                                 ---------------
    TOTAL EXPENSES                                                                                                     3,629,777
                                                                                                                 ---------------
    NET INVESTMENT INCOME                                                                                              2,421,008
                                                                                                                 ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                                                           10,420,347
Futures contracts                                                                                                      2,382,989
Foreign exchange transactions                                                                                          1,288,811
                                                                                                                 ---------------
    NET REALIZED GAIN                                                                                                 14,092,147
                                                                                                                 ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                                           17,414,836
Futures contracts                                                                                                       (493,783)
Translation of forward foreign currency contracts and other assets and liabilities denominated in foreign
 currencies                                                                                                           (1,217,950)
                                                                                                                 ---------------
    NET APPRECIATION                                                                                                  15,703,103
                                                                                                                 ---------------
    NET GAIN                                                                                                          29,795,250
                                                                                                                 ---------------
NET INCREASE                                                                                                     $    32,216,258
                                                                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX        FOR THE YEAR
                                                                           MONTHS ENDED          ENDED
                                                                          APRIL 30, 2005    OCTOBER 31, 2004
                                                                          --------------    ----------------
                                                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                     $    2,421,008    $      1,584,158
Net realized gain                                                             14,092,147          15,527,795
Net change in unrealized appreciation                                         15,703,103          46,522,794
                                                                          --------------    ----------------

    NET INCREASE                                                              32,216,258          63,634,747
                                                                          --------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                (1,047,932)           (765,430)
Class B shares                                                                  (769,484)         (1,153,468)
Class C shares                                                                  (106,040)           (145,401)
Class D shares                                                                (2,076,588)         (1,794,154)
                                                                          --------------    ----------------

    TOTAL DIVIDENDS                                                           (4,000,044)         (3,858,453)
                                                                          --------------    ----------------

Net decrease from transactions in shares of beneficial interest              (27,914,284)        (40,776,673)
                                                                          --------------    ----------------

    NET INCREASE                                                                 301,930          18,999,621

NET ASSETS:
Beginning of period                                                          445,979,499         426,979,878
                                                                          --------------    ----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $467,801
AND $2,046,837, RESPECTIVELY)                                             $  446,281,429    $    445,979,499
                                                                          ==============    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") ,determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,926,147 at April 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $191,246 and $1,347, respectively and received $27,295 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2005 aggregated $45,349,664 and $73,291,811, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX                       FOR THE YEAR
                                      MONTHS ENDED                         ENDED
                                     APRIL 30, 2005                   OCTOBER 31, 2004
                             ------------------------------    ------------------------------
                                      (UNAUDITED)
                                SHARES           AMOUNT           SHARES           AMOUNT
                             -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                             3,530,069    $  34,815,960        5,568,257    $  48,803,046
Reinvestment of dividends          104,282        1,035,517           88,825          753,234
Redeemed                        (1,739,427)     (17,219,472)      (4,442,745)     (38,827,899)
                             -------------    -------------    -------------    -------------
Net increase -- Class A          1,894,924       18,632,005        1,214,337       10,728,381
                             -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                             1,156,938       11,328,955        2,029,109       17,561,668
Reinvestment of dividends           69,959          689,091          123,296        1,036,918
Redeemed                        (4,592,758)     (44,886,898)      (6,691,618)     (57,927,196)
                             -------------    -------------    -------------    -------------
Net decrease -- Class B         (3,365,861)     (32,868,852)      (4,539,213)     (39,328,610)
                             -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                               139,885        1,362,801          284,158        2,452,466
Reinvestment of dividends            9,863           97,057           16,051          134,827
Redeemed                          (433,224)      (4,230,706)        (806,681)      (6,943,031)
                             -------------    -------------    -------------    -------------
Net decrease -- Class C           (283,476)      (2,770,848)        (506,472)      (4,355,738)
                             -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                             1,008,995       10,051,692        3,339,028       29,357,682
Reinvestment of dividends          177,714        1,770,033          177,395        1,507,858
Redeemed                        (2,284,992)     (22,728,314)      (4,380,962)     (38,686,246)
                             -------------    -------------    -------------    -------------
Net decrease -- Class D         (1,098,283)     (10,906,589)        (864,539)      (7,820,706)
                             -------------    -------------    -------------    -------------
Net decrease in Fund            (2,852,696)   $ (27,914,284)      (4,695,887)   $ (40,776,673)
                             =============    =============    =============    =============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2005, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2004, the Fund had a net capital loss carryforward of $171, 982,273 of which $23,562,966 will expire on October 31, 2009, $93,972,230 will expire on October 31, 2010 and $54,447,077 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED      -------------------------------------------------------------------
                                           APRIL 30, 2005        2004          2003          2002          2001           2000
                                           --------------     -----------   -----------   ----------    ----------     ----------
                                             (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $         9.19     $      8.03   $      6.70   $     7.77    $    10.29     $    10.57
                                           --------------     -----------   -----------   ----------    ----------     ----------

Income (loss) from investment operations:
  Net investment income++                            0.07            0.06          0.08         0.04          0.06           0.11
  Net realized and unrealized gain (loss)            0.61            1.20          1.33        (1.03)        (2.07)         (0.39)
                                           --------------     -----------   -----------   ----------    ----------     ----------
Total income (loss) from investment
 operations                                          0.68            1.26          1.41        (0.99)        (2.01)         (0.28)
                                           --------------     -----------   -----------   ----------    ----------     ----------

Less dividends and distributions from:
  Net investment income                             (0.12)          (0.10)        (0.08)       (0.08)            -              -
  Net realized gain                                     -               -             -            -         (0.51)             -
                                           --------------     -----------   -----------   ----------    ----------     ----------
Total dividends and distributions                   (0.12)          (0.10)        (0.08)       (0.08)        (0.51)             -
                                           --------------     -----------   -----------   ----------    ----------     ----------

Net asset value, end of period             $         9.75     $      9.19   $      8.03   $     6.70    $     7.77     $    10.29
                                           ==============     ===========   ===========   ==========    ==========     ==========

TOTAL RETURN+                                        7.21%(1)       15.89%        21.31%      (12.93)%      (20.36)%        (2.65)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.28%(2)        1.57%         1.58%        1.56%         1.46%(4)       1.47%
Net investment income                                1.33%(2)        0.67%         1.02%        0.54%         0.73%          0.95%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $      107,301     $    83,766   $    63,422   $   44,373    $   37,974     $   46,535
Portfolio turnover rate                                10%(1)          33%          43%           39%           37%            84%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED      -------------------------------------------------------------------
                                           APRIL 30, 2005        2004          2003          2002          2001           2000
                                           --------------     -----------   -----------   ----------    ----------     ----------
                                             (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $         9.06     $      7.93   $      6.58   $     7.62    $    10.19     $    10.55
                                           --------------     -----------   -----------   ----------    ----------     ----------

Income (loss) from investment operations:
  Net investment income (loss)++                     0.03           (0.01)         0.01        (0.02)         0.00           0.02
  Net realized and unrealized gain (loss)            0.60            1.19          1.34        (1.02)        (2.06)         (0.38)
                                           --------------     -----------   -----------   ----------    ----------     ----------
Total income (loss) from investment
 operations                                          0.63            1.18          1.35        (1.04)        (2.06)         (0.36)
                                           --------------     -----------   -----------   ----------    ----------     ----------

Less dividends and distributions from:
  Net investment income                             (0.04)          (0.05)            -            -             -              -
  Net realized gain                                     -               -             -            -         (0.51)             -
                                           --------------     -----------   -----------   ----------    ----------     ----------
Total dividends and distributions                   (0.04)          (0.05)            -            -         (0.51)             -
                                           --------------     -----------   -----------   ----------    ----------     ----------

Net asset value, end of period             $         9.65     $      9.06   $      7.93   $     6.58    $     7.62     $    10.19
                                           ==============     ===========   ===========   ==========    ==========     ==========

TOTAL RETURN+                                        6.91%(1)       14.87%        20.52%      (13.65)%      (21.08)%        (3.41)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             2.03%(2)        2.33%         2.37%        2.32%         2.24%(4)       2.22%
Net investment income (loss)                         0.58%(2)       (0.09)%        0.23%       (0.22)%       (0.06)%         0.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $      173,882     $   193,796   $   205,544   $  217,216    $  340,158     $  561,375
Portfolio turnover rate                                10%(1)          33%           43%          39%           37%            84%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED      -------------------------------------------------------------------
                                           APRIL 30, 2005        2004          2003          2002          2001           2000
                                           --------------     -----------   -----------   ----------    ----------     ----------
                                             (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $         9.06     $      7.92   $      6.59   $     7.62    $    10.19     $    10.55
                                           --------------     -----------   -----------   ----------    ----------     ----------

Income (loss) from investment operations:
  Net investment income (loss)++                     0.03           (0.01)         0.01        (0.01)        (0.01)          0.02
  Net realized and unrealized gain (loss)            0.59            1.20          1.33        (1.02)        (2.05)         (0.38)
                                           --------------     -----------   -----------   ----------    ----------     ----------
Total income (loss) from investment
 operations                                          0.62            1.19          1.34        (1.03)        (2.06)         (0.36)
                                           --------------     -----------   -----------   ----------    ----------     ----------

Less dividends and distributions from:
  Net investment income                             (0.04)          (0.05)        (0.01)           -             -              -
  Net realized gain                                     -               -             -            -         (0.51)             -
                                           --------------     -----------   -----------   ----------    ----------     ----------
Total dividends and distributions                   (0.04)          (0.05)        (0.01)           -         (0.51)             -
                                           --------------     -----------   -----------   ----------    ----------     ----------

Net asset value, end of period             $         9.64     $      9.06   $      7.92   $     6.59    $     7.62     $    10.19
                                           ==============     ===========   ===========   ==========    ==========     ==========

TOTAL RETURN+                                        6.84%(1)       15.03%        20.40%      (13.52)%      (21.08)%        (3.41)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             2.02%(2)        2.31%         2.37%        2.18%         2.24%(4)       2.22%
Net investment income (loss)                         0.59%(2)       (0.07)%        0.23%       (0.08)%       (0.06)%         0.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $       23,375     $    24,527   $    25,471   $   26,195    $   39,079     $   69,640
Portfolio turnover rate                                10%(1)          33%           43%          39%           37%            84%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED      -------------------------------------------------------------------
                                           APRIL 30, 2005        2004          2003          2002          2001           2000
                                           --------------     -----------   -----------   ----------    ----------     ----------
                                             (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $         9.24     $      8.07   $      6.73   $     7.80    $    10.32     $    10.58
                                           --------------     -----------   -----------   ----------    ----------     ----------

Income (loss) from investment operations:
  Net investment income++                            0.08            0.08          0.08         0.06          0.08           0.15
  Net realized and unrealized gain (loss)            0.61            1.20          1.36        (1.04)        (2.09)         (0.41)
                                           --------------     -----------   -----------   ----------    ----------     ----------
Total income (loss) from investment
 operations                                          0.69            1.28          1.44        (0.98)        (2.01)         (0.26)
                                           --------------     -----------   -----------   ----------    ----------     ----------

Less dividends and distributions from:
  Net investment income                             (0.14)          (0.11)        (0.10)       (0.09)            -              -
  Net realized gain                                     -               -             -            -         (0.51)             -
                                           --------------     -----------   -----------   ----------    ----------     ----------
Total dividends and distributions                   (0.14)          (0.11)        (0.10)       (0.09)        (0.51)             -
                                           --------------     -----------   -----------   ----------    ----------     ----------

Net asset value, end of period             $         9.79     $      9.24   $      8.07   $     6.73    $     7.80     $    10.32
                                           ==============     ===========   ===========   ==========    ==========     ==========

TOTAL RETURN+                                        7.39%(1)       15.97%        21.68%      (12.70)%      (20.30)%        (2.46)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.03%(2)        1.33%         1.37%        1.32 %        1.24%(4)       1.22%
Net investment income                                1.58%(2)        0.91%         1.23%        0.78 %        0.94%          1.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $      141,724     $   143,890   $   132,544   $  120,329    $  124,065     $   98,465
Portfolio turnover rate                                10%(1)          33%           43%          39%           37%            84%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

36075RPT-RA05-OO446P-Y04/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                              INTERNATIONAL FUND


                                                               SEMIANNUAL REPORT
                                                                  APRIL 30, 2005


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005